UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number:  811-06136

HOMESTEAD FUNDS, INC.

(Exact name of registrant as specified in charter)

4301 Wilson Boulevard

Arlington, VA 22203

(Address of principal executive office – Zip code)

Danielle Sieverling

Homestead Funds, Inc.

4301 Wilson Boulevard

Arlington, VA 22203

(Name and address of agent for service)

Copies to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

(Name and addresses of agent for service)

Registrant’s telephone number, including area code:  (703) 907-5993

Date of fiscal year end:  December 31

Date of reporting period:  March 29, 2018

Item 1.  Schedule of Investments.

Fund Holdings
March 29, 2018
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
Small-Company Stock Fund (HSCSX)
International Equity Fund (HISIX)

Portfolio of Investments
Daily Income Fund  |  March 29, 2018

U.S. Government & Agency Obligations | 90.1% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	1.39%	04/27/18	$1,000,000	$999,001
Federal Farm Credit Bank	1.46	06/15/18	142,000	141,571
Federal Home Loan Bank	1.40	04/04/18	3,696,000	3,695,570
Federal Home Loan Bank	1.39	04/06/18	2,000,000	1,999,614
Federal Home Loan Bank	1.37	04/09/18	5,000,000	4,998,478
Federal Home Loan Bank	1.41	04/11/18	2,500,000	2,499,026
Federal Home Loan Bank	1.43	04/11/18	300,000	299,883
Federal Home Loan Bank	1.42	04/13/18	4,000,000	3,998,107
Federal Home Loan Bank	1.45	04/18/18	800,000	799,454
Federal Home Loan Bank	1.39	04/20/18	2,243,000	2,241,366
Federal Home Loan Bank	1.35	04/25/18	2,444,000	2,441,780
Federal Home Loan Bank	1.41	04/25/18	1,500,000	1,498,637
Federal Home Loan Bank	1.46	04/27/18	500,000	499,476
Federal Home Loan Bank	1.44	05/01/18	3,500,000	3,495,815
Federal Home Loan Bank	1.46	05/02/18	3,000,000	2,996,241
Federal Home Loan Bank	1.41	05/04/18	2,089,000	2,086,319
Federal Home Loan Bank	1.44	05/08/18	3,500,000	3,494,856
Federal Home Loan Bank	1.61	05/09/18	2,000,000	1,996,662
Federal Home Loan Bank	1.56	05/09/18	1,200,000	1,197,997
Federal Home Loan Bank	1.49	05/11/18	3,500,000	3,494,244
Federal Home Loan Bank	1.61	05/16/18	4,000,000	3,992,000
Federal Home Loan Bank	1.64	05/18/18	3,000,000	2,993,655
Federal Home Loan Bank	1.61	05/18/18	1,500,000	1,496,828
Federal Home Loan Bank	1.57	05/23/18	1,010,000	1,007,724
Federal Home Loan Bank	1.69	06/05/18	4,500,000	4,486,350
Federal Home Loan Bank	1.73	06/18/18	4,000,000	3,985,050
Federal Home Loan Mortgage Corp.	1.38	04/23/18	3,000,000	2,997,488
Federal Home Loan Mortgage Corp.	1.58	05/21/18	2,500,000	2,494,549
Federal Home Loan Mortgage Corp.	1.42	06/01/18	1,000,000	997,611
Federal Home Loan Mortgage Corp.	1.76	06/20/18	5,000,000	4,980,556
Federal National Mortgage Assoc.	1.40	04/16/18	5,000,000	4,997,104
Federal National Mortgage Assoc.	1.43	04/18/18	3,750,000	3,747,485
Federal National Mortgage Assoc.	1.43	05/07/18	3,000,000	2,995,740
Federal National Mortgage Assoc.	1.51	05/14/18	3,500,000	3,493,729
Federal National Mortgage Assoc.	1.63	05/23/18	3,000,000	2,992,980
U.S. Treasury Bill	1.43	04/05/18	5,000,000	4,999,221
U.S. Treasury Bill	1.40	04/12/18	3,500,000	3,498,524
U.S. Treasury Bill	1.43	04/19/18	4,000,000	3,997,132
U.S. Treasury Bill	1.48	04/26/18	2,000,000	1,997,981
U.S. Treasury Bill	1.43	05/03/18	1,750,000	1,747,783
U.S. Treasury Bill	1.42	05/10/18	2,750,000	2,745,785
U.S. Treasury Bill	1.41	05/17/18	3,000,000	2,994,579
U.S. Treasury Bill	1.62	05/24/18	4,000,000	3,990,489
U.S. Treasury Bill	1.63	05/31/18	5,000,000	4,986,458
U.S. Treasury Bill	1.68	06/07/18	5,000,000	4,984,646
U.S. Treasury Bill	1.78	06/14/18	4,000,000	3,985,817
U.S. Treasury Bill	1.68	06/21/18	6,000,000	5,977,320
U.S. Treasury Note	0.75	03/31/18	6,500,000	6,500,000
U.S. Treasury Note	0.63	04/30/18	4,000,000	3,997,203
U.S. Treasury Note	1.00	05/15/18	3,250,000	3,248,193
U.S. Treasury Note	1.38	06/30/18	5,500,000	5,495,059
Total U.S. Government & Agency Obligations
(Cost $157,679,136)				157,679,136

Portfolio of Investments  |  Daily Income Fund  |  March 29, 2018  |  (Continued)
Money Market Fund | 9.9% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.58%(a)	17,332,705	$17,332,705
Total Money Market Fund
(Cost $17,332,705)			17,332,705
Total Investments in Securities
(Cost $175,011,841) | 100.0%			$175,011,841
(a)	7-day yield at March 29, 2018.
At March 29, 2018, the cost of investment securities for tax purposes was $175,011,841. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$157,679,136	$ —	$157,679,136
Money Market Fund	17,332,705	—	—	17,332,705
Total	$17,332,705	$157,679,136	$ —	$175,011,841
During the period ended March 29, 2018, there were no transfers between levels.

Portfolio of Investments
Short-Term Government Securities Fund  |  March 29, 2018

U.S. Government & Agency Obligations | 50.5% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
AID-Tunisia	1.42%	08/05/21	$1,000,000	$962,300
AID-Ukraine	1.47	09/29/21	2,000,000	1,928,050
Government Trust Certificate (Israel Trust)	0.00(a)	04/01/21	639,000	590,534
National Archives Facility Trust	8.50(b)	09/01/19	9,946	10,472
Overseas Private Investment Corp.	1.77	11/20/18	1,000,000	1,002,400
Overseas Private Investment Corp.	1.30	06/15/19	178,571	176,788
Overseas Private Investment Corp.	2.26(b)	02/11/20	2,000,000	2,000,200
Overseas Private Investment Corp.	3.37	05/15/21	292,181	294,857
Overseas Private Investment Corp.	2.07	05/15/21	304,860	303,519
Overseas Private Investment Corp.	2.52	09/15/22	1,145,455	1,135,829
Overseas Private Investment Corp.	2.51	05/15/25	1,975,926	1,947,848
Overseas Private Investment Corp.	1.81(c)	06/15/25	2,000,000	2,000,000
Philippine Power Trust I (d)	5.40	09/26/18	29,762	30,040
Private Export Funding Corp.	1.45	08/15/19	974,000	960,892
U.S. Department of Housing & Urban Development	7.93	08/01/18	30,000	30,147
U.S. Department of Housing & Urban Development	5.45	08/01/19	655,000	662,367
U.S. Department of Housing & Urban Development	1.88	08/01/19	2,000,000	1,989,756
U.S. Department of Housing & Urban Development	6.07	08/01/21	40,000	40,543
U.S. Department of Housing & Urban Development	6.12	08/01/22	29,000	29,394
U.S. Department of Housing & Urban Development	5.77	08/01/26	220,000	222,734
U.S. Treasury Note	0.75	08/31/18	2,000,000	1,990,625
U.S. Treasury Note	1.38	09/30/18	1,000,000	997,221
U.S. Treasury Note	0.88	10/15/18	2,000,000	1,988,203
U.S. Treasury Note	1.50	12/31/18	2,000,000	1,991,328
U.S. Treasury Note	0.75	02/15/19	2,000,000	1,976,563
U.S. Treasury Note	1.63	04/30/19	2,000,000	1,988,659
U.S. Treasury Note	1.50	05/31/19	4,000,000	3,968,698
U.S. Treasury Note	1.00	06/30/19	2,000,000	1,970,350
U.S. Treasury Note	1.88	12/31/19	500,000	496,618
U.S. Treasury Note	1.25	01/31/20	1,440,000	1,413,423
U.S. Treasury Note	1.38	09/15/20	500,000	488,383
U.S. Treasury Note	1.63	10/15/20	500,000	490,919
U.S. Treasury Note	1.75	11/15/20	500,000	492,128
U.S. Treasury Note	1.88	12/15/20	500,000	493,512
U.S. Treasury Note	2.00	01/15/21	500,000	494,799
U.S. Treasury Note	2.25	02/15/21	500,000	497,999
Total U.S. Government & Agency Obligations
(Cost $38,322,608)				38,058,098

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 25.5% of portfolio

Consumer Discretionary | 0.2%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	133,776	133,229
Total Consumer Discretionary				133,229
Energy | 8.1%
Petroleos Mexicanos	2.00	12/20/22	500,000	492,038
Petroleos Mexicanos	1.95	12/20/22	500,000	491,446
Petroleos Mexicanos	2.38	04/15/25	915,750	903,268
Petroleos Mexicanos	2.46	12/15/25	800,000	790,821
Reliance Industries Ltd.	2.06	01/15/26	126,400	122,957
Reliance Industries Ltd.	1.87	01/15/26	1,684,211	1,626,250
Reliance Industries Ltd.	2.44	01/15/26	1,684,210	1,662,896
Total Energy				6,089,676

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 29, 2018  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 25.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 15.0%
Altitude Investments 17 LLC	2.68%	11/08/25	$674,989	$669,997
Export Leasing 2009 LLC	1.86	08/28/21	265,095	262,156
Lulwa Ltd.	1.83	03/26/25	610,201	590,365
Mexican Aircraft Finance IV	2.54	07/13/25	330,452	327,499
Mexican Aircraft Finance V	2.33	01/14/27	405,000	396,784
MSN 41079 and 41084 Ltd.	1.63	12/14/24	1,169,019	1,125,234
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	1,242,667	1,196,599
Safina Ltd.	1.55	01/15/22	862,079	846,576
Safina Ltd.	2.00	12/30/23	1,652,970	1,618,655
Salmon River Export LLC	2.19	09/15/26	183,519	179,216
Sandalwood 2013 LLC	2.82	02/12/26	455,475	455,460
Santa Rosa Leasing LLC	1.69	08/15/24	56,146	54,536
Santa Rosa Leasing LLC	1.47	11/03/24	586,157	563,939
Tagua Leasing LLC	1.90	07/12/24	1,324,744	1,288,406
Tagua Leasing LLC	1.73	09/18/24	569,048	552,563
Union 11 Leasing LLC	2.41	01/23/24	535,313	529,988
Union 16 Leasing LLC	1.86	01/22/25	608,628	590,571
VCK Lease SA	2.59	07/24/26	92,500	91,664
Total Financials				11,340,208
Industrials | 0.2%
Sayarra Ltd.	2.77	10/29/21	200,995	201,845
Total Industrials				201,845
Information Technology | 2.0%
Micron Semiconductor Asia PTE Ltd.	1.26	01/15/19	1,518,200	1,509,967
Total Information Technology				1,509,967
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $19,649,847)				19,274,925

Corporate Bonds - Other | 8.6% of portfolio

Financials | 4.8%
Athene Global Funding (d)	2.88	10/23/18	195,000	194,821
Athene Global Funding (d)	2.88(c)	04/20/20	300,000	304,300
Bank of Amercia Corp.	2.34(c)	10/01/21	250,000	250,611
Bank of America Corp.	6.88	11/15/18	388,000	398,113
Capital One Financial Co.	2.57(c)	05/12/20	250,000	250,734
Citibank N.A.	2.57(c)	06/12/20	250,000	251,385
Citigroup Inc.	6.13	05/15/18	200,000	200,780
Citigroup Inc.	2.71(c)	04/25/22	150,000	150,865
Fifth Third Bank	2.30	03/15/19	250,000	248,946
Jackson National Life Global Funding (d)	2.20	01/30/20	175,000	172,980
MetLife Global Funding I (d)	1.75	09/19/19	500,000	492,873
Morgan Stanley & Co. LLC	2.29(c)	02/10/21	250,000	250,138
Protective Life Global Funding (d)	1.56	09/13/19	250,000	245,364
Wells Fargo Bank NA	2.40	01/15/20	250,000	247,913
Total Financials				3,659,823
Health Care | 0.4%
CVS Health Corp.	2.69(c)	03/09/20	150,000	150,563

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 29, 2018  |  (Continued)
Corporate Bonds - Other | 8.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Health Care | 0.4% (Continued)
CVS Health Corp.	2.78%(c)	03/09/21	$150,000	$151,127
Total Health Care				301,690
Information Technology | 0.7%
Apple Inc.	1.55	02/08/19	500,000	496,103
Total Information Technology				496,103
Utilities | 2.7%
Duke Energy Florida, LLC	2.10	12/15/19	437,500	435,220
Laclede Gas Co.	2.00	08/15/18	300,000	299,329
Oncor Electric Delivery Co. LLC (d)	2.15	06/01/19	300,000	297,810
ONE Gas, Inc. (d)	2.07	02/01/19	250,000	248,098
Sempra Energy, Inc.	2.21(c)	01/15/21	300,000	300,134
Southwest Gas Corp.	4.45	12/01/20	125,000	127,615
Spire Inc.	2.55	08/15/19	110,000	109,179
WGL Holdings Inc.	2.38(c)	11/29/19	250,000	249,513
Total Utilities				2,066,898
Total Corporate Bonds - Other
(Cost $6,536,928)				6,524,514

Mortgage-Backed Securities | 2.6% of portfolio

FDIC Structured Sale Guaranteed Notes 2010-S3 (d)	2.74	12/03/20	123,839	122,223
GNMA #2602	6.00	06/20/28	16,068	17,982
GNMA #607494	5.00	04/15/19	316	319
GNMA #616274	5.00	02/15/19	702	709
GNMA #8004	2.75(c)	07/20/22	7,554	7,734
GNMA #80053	2.38(c)	03/20/27	1,356	1,399
GNMA #80058	2.63(c)	04/20/27	1,209	1,248
GNMA #8006	2.75(c)	07/20/22	6,244	6,344
GNMA #80185	2.63(c)	04/20/28	12,260	12,666
GNMA #80264	2.38(c)	03/20/29	8,027	8,165
GNMA #80283	2.63(c)	05/20/29	8,922	9,233
GNMA #80300	2.75(c)	07/20/29	8,008	8,261
GNMA #80309	2.75(c)	08/20/29	4,164	4,305
GNMA #80363	2.38(c)	01/20/30	25,651	26,567
GNMA #8038	2.75(c)	08/20/22	3,966	4,031
GNMA #8040	2.75(c)	08/20/22	10,056	10,311
GNMA #80426	2.75(c)	07/20/30	944	977
GNMA #80452	2.75(c)	09/20/30	8,040	8,290
GNMA #80475	3.13(c)	12/20/30	6,729	6,770
GNMA #8054	3.13(c)	10/20/22	935	931
GNMA #80577	2.38(c)	02/20/32	1,449	1,504
GNMA #80684	2.63(c)	04/20/33	7,652	7,827
GNMA #8076	3.13(c)	11/20/22	4,171	4,205
GNMA #81129	3.63(c)	10/20/34	73,079	74,452
GNMA #8157	2.38(c)	03/20/23	6,905	7,042
GNMA #8191	2.63(c)	05/20/23	11,463	11,700
GNMA #8259	2.75(c)	08/20/23	3,396	3,464
GNMA #8384	2.38(c)	03/20/24	1,690	1,724
GNMA #8393	4.00(c)	08/20/18	223	223
GNMA #8400	2.75(c)	08/20/18	72	72
GNMA #8405	4.00(c)	09/20/18	245	245
GNMA #8423	2.63(c)	05/20/24	2,541	2,602

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 29, 2018  |  (Continued)
Mortgage-Backed Securities | 2.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
GNMA #8429	4.00%(c)	11/20/18	$479	$479
GNMA #8459	2.75(c)	07/20/24	4,063	4,157
GNMA #8499	3.13(c)	05/20/19	1,206	1,202
GNMA #8518	3.13(c)	10/20/24	4,425	4,477
GNMA #8532	3.13(c)	10/20/24	5,396	5,524
GNMA #8591	2.38(c)	02/20/25	10,328	10,498
GNMA #8638	2.63(c)	06/20/25	5,486	5,561
GNMA #8648	2.75(c)	07/20/25	12,823	12,775
GNMA #8663	2.75(c)	07/20/25	7,497	7,694
GNMA #8680	3.50(c)	08/20/20	2,204	2,195
GNMA #8687	2.75(c)	08/20/25	2,271	2,322
GNMA #8702	3.13(c)	10/20/20	1,411	1,417
GNMA #8747	3.13(c)	11/20/25	4,427	4,504
GNMA #8807	2.75(c)	07/20/21	2,680	2,725
GNMA #8836	2.75(c)	09/20/21	3,857	3,942
GNMA #8847	2.63(c)	04/20/26	5,883	6,056
GNMA #8869	3.13(c)	11/20/21	10,464	10,527
GNMA #8873	3.13(c)	11/20/21	3,809	3,802
GNMA #8877	2.63(c)	05/20/26	1,260	1,290
GNMA #8883	3.13(c)	12/20/21	3,393	3,424
GNMA #8915	2.38(c)	02/20/22	3,550	3,607
GNMA #8934	2.38(c)	03/20/22	6,095	6,195
GNMA #8978	2.63(c)	05/20/22	15,263	15,673
GNMA #MA0668	2.00	12/20/27	66,498	64,236
GNMA 2002-20	4.50	03/20/32	8,790	9,275
GNMA 2003-11	4.00	10/17/29	11,625	11,950
GNMA 2003-26	2.24(c)	04/16/33	2,717	2,731
GNMA 2003-97	4.50	03/20/33	4,105	4,158
GNMA 2004-102	5.50	04/20/34	4,067	4,083
GNMA 2004-17	4.50	12/20/33	25,185	26,106
GNMA 2010-113	2.50	02/16/40	175,841	172,679
GNMA 2012-143	1.50	12/16/27	417,169	395,584
GNMA 2013-131	2.14(c)	09/16/43	186,175	185,224
NCUA Guaranteed Notes 2011-C1	2.41(c)	03/09/21	615,164	613,889
Total Mortgage-Backed Securities
(Cost $1,993,909)				1,983,486

Asset-Backed Securities | 2.6% of portfolio

Ally Master Owner Trust 17-3	2.21(c)	06/15/22	250,000	250,470
American Credit Acceptance Receivables Trust 18-1 (d)	2.72	03/10/21	250,000	249,900
Avant Loans Funding Trust 17-B (d)	2.29	06/15/20	93,695	93,525
Exeter Automobile Receivables Trust 17-2 (d)	2.11	06/15/21	139,394	138,949
Flagship Credit Auto Trust 17-1 (d)	1.93	12/15/21	104,869	104,499
Foursight Capital Automobile Receivables Trust 17-1 (d)	2.37	04/15/22	82,070	81,287
GLS Auto Receivables Trust 17-1 (d)	2.67	04/15/21	176,933	176,478
Prosper Marketplace Issuance Trust 17-1 (d)	2.56	06/15/23	57,240	57,258
Prosper Marketplace Issuance Trust 17-2 (d)	2.41	09/15/23	81,833	81,627
Small Business Administration 02-20K	5.08	11/01/22	3,969	4,092
Small Business Administration 04-20B	4.72	02/01/24	11,327	11,656
Small Business Administration 04-20C	4.34	03/01/24	20,630	21,130
Small Business Administration 16-10E	1.80	09/01/26	411,674	398,970
Small Business Administration 16-10F	2.17	11/01/26	198,078	193,646
Small Business Administration 98-20D	6.15	04/01/18	552	552
Small Business Administration 98-20E	6.30	05/01/18	467	468
Small Business Administration 98-20H	6.15	08/01/18	282	284
Small Business Administration 99-20D	6.15	04/01/19	1,991	2,005
Small Business Administration Pool # 100075	3.50	05/25/19	2,211	2,210

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 29, 2018  |  (Continued)
Asset-Backed Securities | 2.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Small Business Administration Pool # 503278	2.13%(c)	02/25/21	$7,960	$7,902
Small Business Administration Pool # 503463	2.38(c)	09/25/21	197	195
United Auto Credit Securitization Trust 17-1 (d)	1.89	05/10/19	64,304	64,244
Total Asset-Backed Securities
(Cost $1,958,870)				1,941,347

Municipal Bond | 0.3% of portfolio

Wisconsin | 0.3%
Wisconsin, Public Finance Authority	2.75	06/01/20	225,000	221,067
Total Wisconsin				221,067
Total Municipal Bond
(Cost $225,000)				221,067

Certificates of Deposit | 2.8% of portfolio

American Express Centurion Bank	1.45	06/04/18	250,000	249,956
Capital One Bank USA NA	1.65	07/09/18	250,000	249,884
Capital One NA	1.60	07/16/18	250,000	249,868
HSBC Bank USA NA	1.60(c)	11/17/20	246,000	246,005
JP Morgan Chase Bank, NA	1.00(c)	04/22/21	200,000	196,736
Morgan Stanley Bank NA	1.95	12/09/19	250,000	248,135
Northern Bank & Trust Co.	1.05	11/28/18	240,000	238,679
Wells Fargo Bank NA	1.60	07/27/18	200,000	199,507
Worlds Foremost Bank	1.50	06/11/18	200,000	199,867
Total Certificates of Deposit
(Cost $2,083,297)				2,078,637

Commercial Paper | 7.1% of portfolio

Kansas City Power and Light Co. (d)	2.30	04/02/18	1,573,000	1,572,650
NiSource, Inc. (d)	2.41	04/02/18	1,937,000	1,936,569
NiSource, Inc. (d)	2.35	04/04/18	1,839,000	1,838,380
Total Commercial Paper
(Cost $5,348,410)				5,347,599

Money Market Fund | less than 0.1% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.58(e)	352	352
Total Money Market Fund
(Cost $352)			352
Total Investments in Securities
(Cost $76,119,221) | 100.0%			$75,430,025
(a)	Zero coupon rate, purchased at a discount.
(b)	Interest is paid at maturity.
(c)	Variable coupon rate as of March 29, 2018.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $8,503,875 and represents 10.6% of total investments.
(e)	7-day yield at March 29, 2018.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 29, 2018  |  (Continued)
LLC - Limited Liability Company
SA - Sociedad Anonima or Societe Anonyme
NA - National Association
At March 29, 2018, the cost of investment securities for tax purposes was $76,119,221. Net unrealized depreciation of investment securities was $689,196 consisting of unrealized gains of $42,396 and unrealized losses of $731,592.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$38,028,058	$30,040	$38,058,098
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	19,274,925	—	19,274,925
Corporate Bonds - Other	—	6,524,514	—	6,524,514
Mortgage-Backed Securities	—	1,983,486	—	1,983,486
Asset-Backed Securities	—	1,941,347	—	1,941,347
Municipal Bond	—	221,067	—	221,067
Commercial Paper	—	5,347,599	—	5,347,599
Certificates of Deposit	—	2,078,637	—	2,078,637
Money Market Fund	352	—	—	352
Total	$352	$75,399,633	$30,040	$75,430,025
During the period ended March 29, 2018, there were no transfers between levels.
As of March 29, 2018, all Level 3 securities held by the Short-Term Government Securities Fund were not considered to be material.

Portfolio of Investments
Short-Term Bond Fund  |  March 29, 2018

Corporate Bonds - Other | 35.0% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Consumer Discretionary | 1.4%
ABC Inc.	8.75%	08/15/21	$810,000	$950,687
McDonald’s Corp.	2.10	12/07/18	350,000	348,992
Philip Morris International Inc.	1.38	02/25/19	3,275,000	3,235,150
Philip Morris International Inc.	1.88	11/01/19	2,200,000	2,169,925
Stanley Black & Decker Inc.	2.45	11/17/18	250,000	249,493
Stanley Black & Decker Inc.	1.62	11/17/18	425,000	421,992
Total Consumer Discretionary				7,376,239
Consumer Staples | 3.0%
Alberto-Culver Co.	5.15	06/01/20	375,000	392,460
Anheuser-Busch InBev Finance Inc.	1.90	02/01/19	800,000	797,632
Coca-Cola Co. (The)	1.55	09/01/21	475,000	455,607
Coca-Cola Co. (The)	2.20	05/25/22	420,000	407,693
Colgate-Palmolive Co.	0.90	05/01/18	550,000	549,268
Colgate-Palmolive Co.	1.75	03/15/19	1,025,000	1,018,289
Mead Johnson Nutrition Co.	3.00	11/15/20	4,125,000	4,108,388
PepsiCo Inc.	1.50	02/22/19	350,000	347,125
PepsiCo Inc.	1.35	10/04/19	875,000	859,163
Procter & Gamble Co. (The)	1.90	11/01/19	1,625,000	1,612,282
Procter & Gamble Co. (The)	1.85	02/02/21	350,000	341,927
Procter & Gamble Co. (The)	1.70	11/03/21	475,000	457,543
Procter & Gamble Co. (The)	2.15	08/11/22	1,150,000	1,113,292
Unilever Capital Corp.	2.75	03/22/21	2,625,000	2,618,056
Wal-Mart Stores Inc.	1.95	12/15/18	1,175,000	1,171,639
Total Consumer Staples				16,250,364
Energy | 2.6%
ANR Pipeline Co.	9.63	11/01/21	3,175,000	3,913,325
Cameron International Corp.	6.38	07/15/18	2,500,000	2,530,399
Chevron Corp.	1.72	06/24/18	975,000	973,501
Chevron Corp.	2.25(a)	11/15/19	2,175,000	2,185,596
Chevron Corp.	2.19	11/15/19	375,000	372,683
Chevron Corp.	2.42	11/17/20	700,000	694,735
Colonial Pipeline Co. (b)	3.50	10/15/20	875,000	887,623
Exxon Mobil Corp.	1.82	03/15/19	1,050,000	1,043,829
Marathon Oil Corp.	2.70	06/01/20	550,000	541,796
Phillips 66	2.61(a)	02/26/21	975,000	976,200
Total Energy				14,119,687
Financials | 9.2%
Agricultural Bank of China NY	2.80(a)	05/21/18	665,000	665,182
Agricultural Bank of China NY	2.00	05/21/18	915,000	914,046
AMBAC Assurance Corp. (b)	5.10	06/07/20	2,871	3,804
AMBAC LSNI LLC (b)	6.81(a)	02/12/23	13,803	13,941
Ares Capital Corp.	3.50	02/10/23	1,175,000	1,141,250
Athene Global Funding (b)	2.88	10/23/18	3,050,000	3,047,202
Athene Global Funding (b)	2.75	04/20/20	575,000	570,123
Athene Global Funding (b)	2.88(a)	04/20/20	1,200,000	1,217,201
Athene Global Funding (b)	4.00	01/25/22	1,400,000	1,416,932
Bank of America NA	1.75	06/05/18	1,250,000	1,248,339
Berkshire Hathaway Inc.	1.15	08/15/18	400,000	398,058
Citibank, N.A.	2.85	02/12/21	1,650,000	1,637,182

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
Corporate Bonds - Other | 35.0% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 9.2% (Continued)
Fifth Third Bank	2.30%	03/15/19	$1,200,000	$1,194,940
Flagstar Bancorp Inc.	6.13	07/15/21	2,975,000	3,137,143
HSBC Bank USA NA	4.88	08/24/20	2,575,000	2,665,822
Hyundai Capital America, Inc. (b)	2.55	04/03/20	1,325,000	1,304,237
Hyundai Capital America, Inc. (b)	2.49(a)	04/03/20	875,000	875,003
Hyundai Capital America, Inc. (b)	3.18(a)	09/18/20	2,275,000	2,289,672
Hyundai Capital America, Inc. (b)	2.75	09/18/20	975,000	960,140
IBM Credit LLC	1.63	09/06/19	1,300,000	1,282,431
Jackson National Life Global Funding (b)	1.88	10/15/18	775,000	771,780
Jackson National Life Global Funding (b)	2.20	01/30/20	1,250,000	1,235,574
Main Street Capital Corp.	4.50	12/01/22	4,945,000	4,941,392
Met Life Global Funding I (b)	1.35	09/14/18	250,000	248,586
Met Life Global Funding I (b)	1.75	12/19/18	875,000	870,122
New York Life Global Funding (b)	2.00	04/09/20	1,300,000	1,276,419
Pricoa Global Funding I (b)	1.60	05/29/18	1,700,000	1,697,458
Protective Life Global Funding (b)	1.56	09/13/19	2,075,000	2,036,523
Reliance Standard Life Global Funding II (b)	2.50	01/15/20	5,550,000	5,494,092
Reliance Standard Life Global Funding II (b)	2.38	05/04/20	5,650,000	5,560,825
Total Financials				50,115,419
Health Care | 1.3%
Bristol-Myers Squibb Co.	1.60	02/27/19	1,000,000	991,593
CVS Health Corp.	3.13	03/09/20	875,000	876,702
CVS Health Corp.	2.69(a)	03/09/20	1,250,000	1,254,688
CVS Health Corp.	3.35	03/09/21	1,300,000	1,306,849
Johnson & Johnson	1.88	12/05/19	775,000	768,107
Merck & Co., Inc.	1.85	02/10/20	475,000	468,987
Pfizer Inc.	2.20	12/15/21	1,250,000	1,230,140
UnitedHealth Group Inc.	1.90	07/16/18	250,000	249,624
Total Health Care				7,146,690
Industrials | 2.0%
BNSF Railway Co.	3.80	01/01/20	330,000	331,198
Burlington Northern & Santa Fe Railway Co.	4.58	01/15/21	185,490	189,250
Burlington Northern & Santa Fe Railway Co.	4.83	01/15/23	53,852	55,579
General Electric Co.	2.50	03/28/20	6,930,000	6,825,537
Johnson Controls Inc. (b)	5.00	03/30/20	831,000	864,718
Parker Hannifin Corp.	5.50	05/15/18	1,475,000	1,480,290
United Technologies Corp.	1.78	05/04/18	1,000,000	999,144
Total Industrials				10,745,716
Information Technology | 5.0%
Amazon.com, Inc. (b)	1.90	08/21/20	975,000	954,504
Apple Inc.	1.00	05/03/18	8,150,000	8,141,850
Apple Inc.	1.70	02/22/19	1,250,000	1,242,938
Apple Inc.	2.10	05/06/19	2,100,000	2,094,998
Apple Inc.	1.10	08/02/19	3,075,000	3,019,693
Apple Inc.	1.50	09/12/19	3,050,000	3,007,885
Apple Inc.	2.50	02/09/22	975,000	959,673
International Business Machines Corp.	2.50	01/27/22	700,000	685,930
Microsoft Corp.	1.00	05/01/18	900,000	899,037
Microsoft Corp.	1.63	12/06/18	675,000	671,886

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
Corporate Bonds - Other | 35.0% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Information Technology | 5.0% (Continued)
Microsoft Corp.	1.10%	08/08/19	$3,100,000	$3,048,025
Microsoft Corp.	2.00	11/03/20	950,000	934,054
Microsoft Corp.	2.40	02/06/22	1,675,000	1,646,272
Total Information Technology				27,306,745
Materials | 0.5%
3M Co.	1.63	09/19/21	450,000	432,437
PPG Industries, Inc.	2.30	11/15/19	2,200,000	2,187,250
Total Materials				2,619,687
Utilities | 10.0%
Alabama Power Co.	5.13	02/15/19	700,000	715,003
Ameren Illinois Co.	6.25	04/01/18	1,525,000	1,525,000
Atlantic City Electric Co.	4.35	04/01/21	1,625,000	1,677,471
California Water Service Co.	5.88	05/01/19	1,275,000	1,316,766
Dominion Energy Inc.	2.58	07/01/20	325,000	320,854
Duke Energy Florida Project Finance, LLC	1.20	03/01/22	3,493,290	3,434,220
Duke Energy Florida, LLC	2.10	12/15/19	3,303,125	3,285,910
Empire District Electric Co.	4.65	06/01/20	5,225,000	5,398,060
Entergy Louisiana LLC	4.80	05/01/21	1,175,000	1,227,903
Laclede Gas Co.	2.00	08/15/18	2,200,000	2,195,079
Northern Natural Gas Co. (b)	4.25	06/01/21	475,000	486,871
Oncor Electric Delivery Co. LLC	2.15	06/01/19	2,940,000	2,918,543
ONE Gas, Inc.	2.07	02/01/19	2,475,000	2,456,165
PacifiCorp	5.65	07/15/18	1,025,000	1,035,784
Public Service Co. of New Hampshire	4.50	12/01/19	2,575,000	2,640,997
SanDiego Gas & Electric Co.	1.91	02/01/22	2,212,585	2,158,288
Southern California Edison Co.	5.50	08/15/18	2,200,000	2,223,588
Southern California Edison Co.	1.85	02/01/22	4,680,000	4,608,756
Southern Natural Gas Company, LLC	4.40	06/15/21	1,100,000	1,131,554
Southwest Gas Corp.	4.45	12/01/20	825,000	842,261
Spire Inc.	2.55	08/15/19	830,000	823,804
Toledo Edison Co.	7.25	05/01/20	250,000	268,112
Union Electric Co.	5.10	08/01/18	975,000	983,020
Union Electric Co.	5.10	10/01/19	1,200,000	1,240,043
Westar Energy Inc.	5.10	07/15/20	1,275,000	1,335,801
Western Massachusetts Electric Co.	3.50	09/15/21	250,000	252,440
WGL Holdings Inc.	2.25	11/01/19	2,125,000	2,099,113
WGL Holdings Inc.	2.38(a)	11/29/19	1,875,000	1,871,350
WGL Holdings Inc.	2.66(a)	03/12/20	3,500,000	3,499,998
Wisconsin Power and Light Co.	5.00	07/15/19	560,000	576,194
Total Utilities				54,548,948
Total Corporate Bonds - Other
(Cost $191,236,924)				190,229,495

Asset-Backed Securities | 21.3% of portfolio

Access Group Inc. 01	2.30(a)	05/25/29	602,588	594,782
Access Group Inc. 05-B	1.74(a)	07/25/35	1,398,490	1,379,552
Ally Master Owner Trust 15-2	1.83	01/15/21	725,000	720,694
Ally Master Owner Trust 17-3	2.21(a)	06/15/22	750,000	751,411
Ally Master Owner Trust 17-3	2.04	06/15/22	900,000	883,967
American Credit Acceptance Receivables Trust 18-1 (b)	2.72	03/10/21	4,350,000	4,348,263

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
Asset-Backed Securities | 21.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Avant Loans Funding Trust 17-B (b)	2.29%	06/15/20	$843,253	$841,722
Axis Equipment Finance Receivables LLC 15-1 (b)	1.90	03/20/20	56,202	56,149
Axis Equipment Finance Receivables LLC 16-A (b)	2.21	11/20/21	701,204	697,114
California Republic Auto Receivable Trust 15-3	2.13	05/17/21	2,100,000	2,093,026
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75	07/10/22	1,083,333	1,083,233
College Loan Corp Trust 07-2	2.00(a)	01/25/24	19,395,000	19,149,599
Consumer Loan Underlying Bond 17-NP2 (b)	2.55	01/16/24	759,663	758,162
Consumer Loan Underlying Bond 17-P1 (b)	2.42	09/15/23	1,436,800	1,433,191
Consumer Loan Underlying Bond 17-P2 (b)	2.61	01/15/24	1,419,809	1,415,429
Consumer Loan Underlying Bond 18-NP1 (b)	2.99	05/15/24	650,000	649,977
CPS Auto Trust 13-B (b)	1.82	09/15/20	178,051	177,473
CPS Auto Trust 17-A (b)	1.68	08/17/20	376,341	374,970
Credit Acceptance Auto Loan Trust 17-1 (b)	2.56	10/15/25	1,100,000	1,094,203
Credit Acceptance Auto Loan Trust 17-2 (b)	2.55	02/17/26	1,525,000	1,505,168
Credit Acceptance Auto Loan Trust 17-3 (b)	2.65	06/15/26	1,025,000	1,015,093
Credit Acceptance Auto Loan Trust 18-1 (b)	3.01	02/16/27	1,525,000	1,515,478
Edlinc Student Loan Funding Trust 12-A (b)	4.19(a)	10/01/25	1,849,358	1,878,977
Education Loan Asset Backed Trust 13-1 (b)	2.62(a)	11/25/33	6,387,913	6,196,215
Element Rail Leasing I LLC 14-1 (b)	2.30	04/19/44	1,614,342	1,604,032
Element Rail Leasing I LLC 15-1 (b)	2.71	02/19/45	626,143	619,575
Element Rail Leasing I LLC 16-1 (b)	3.97	03/19/46	362,622	363,804
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	776,939	764,370
Exeter Automobile Receivables Trust 16-1 (b)	2.35	07/15/20	3,980	3,980
Exeter Automobile Receivables Trust 16-3 (b)	1.84	11/16/20	313,675	312,767
Exeter Automobile Receivables Trust 17-1 (b)	1.96	03/15/21	442,427	440,991
Exeter Automobile Receivables Trust 17-2 (b)	2.11	06/15/21	813,129	810,538
Exeter Automobile Receivables Trust 17-3 (b)	2.05	12/15/21	683,606	679,840
Flagship Credit Auto Trust 15-3 (b)	2.38	10/15/20	233,177	233,007
Flagship Credit Auto Trust 17-1 (b)	1.93	12/15/21	803,993	801,161
Ford Credit Floorplan Master Owner Trust 16-1	1.76	02/15/21	1,250,000	1,240,247
Ford Credit Floorplan Master Owner Trust 16-1	2.68(a)	02/15/21	1,250,000	1,257,975
Foursight Capital Automobile Receivables Trust 16-1 (b)	2.87	10/15/21	474,904	473,258
Foursight Capital Automobile Receivables Trust 17-1 (b)	2.37	04/15/22	590,906	585,269
Foursight Capital Automobile Receivables Trust 18-1 (b)	2.85	08/16/21	1,300,000	1,299,432
FRS I LLC 13-1 (b)	1.80	04/15/43	531,581	527,302
GLS Auto Receivables Trust 17-1 (b)	2.67	04/15/21	1,397,773	1,394,180
GLS Auto Receivables Trust 18-1 (b)	2.82	07/15/22	2,947,192	2,936,163
Gracie Point Premium Financing 17-A (b)	2.98(a)	03/01/19	7,837,925	7,840,982
KeyCorp Student Loan Trust 00-A	1.78(a)	05/25/29	334,558	333,155
KeyCorp Student Loan Trust 00-B	1.68(a)	07/25/29	488,543	481,342
KeyCorp Student Loan Trust 04-A	1.80(a)	01/27/43	478,368	436,264
KeyCorp Student Loan Trust 05-A	2.07(a)	09/27/40	386,127	351,155
KeyCorp Student Loan Trust 06-A	1.98(a)	09/27/35	1,480,891	1,481,183
Longtrain Leasing III LLC 2015-1 (b)	2.98	01/15/45	539,415	534,543
Navistar Financial Dealer Note Master Trust 16-1 (b)	3.22(a)	09/27/21	1,900,000	1,908,636
Nelnet Private Education Loan Trust 16-A (b)	3.60	12/26/40	1,980,831	1,923,635
NP SPE II LLC 17-1 (b)	3.37	10/21/47	540,403	527,033
One Main Direct Auto Receivables Trust 16-1 (b)	2.04	01/15/21	36,774	36,752
One Main Financial Issuance Trust 15-2 (b)	2.57	07/18/25	250,176	249,838
Oscar US Funding Trust 16-2 (b)	2.31	11/15/19	316,350	315,749
Oscar US Funding Trust 17-2 (b)	2.45	12/10/21	730,000	717,535
Oscar US Funding Trust 18-1 (b)	2.91	04/12/21	1,950,000	1,949,162
Prosper Marketplace Issuance Trust 17-1 (b)	2.56	06/15/23	362,519	362,633
Prosper Marketplace Issuance Trust 17-2 (b)	2.41	09/15/23	1,936,721	1,931,837
Sierra Auto Receivables Securities Trust 16-1 (b)	2.85	01/18/22	182,737	182,688
SLC Student Loan Trust 05-1	1.62(a)	02/15/45	1,082,558	1,018,909
SLC Student Loan Trust 06-A	1.66(a)	07/15/36	3,275,000	3,267,005
SLC Student Loan Trust 06-A	1.81(a)	07/15/36	6,250,000	5,986,386

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
Asset-Backed Securities | 21.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
SLM Student Loan Trust 03-11	2.24%(a)	12/15/38	$553,587	$525,321
SLM Student Loan Trust 04-A	1.99(a)	06/15/33	2,205,226	2,165,965
SLM Student Loan Trust 04-B	1.92(a)	03/15/24	4,095,281	4,081,018
SLM Student Loan Trust 05-A	1.79(a)	06/15/23	1,461,766	1,458,957
SLM Student Loan Trust 06-A	1.88(a)	06/15/39	1,441,172	1,416,807
Small Business Administration 02-20K	5.08	11/01/22	13,892	14,320
SoFi Consumer Loan Program Trust 17-1 (b)	3.28	01/26/26	910,115	911,708
SoFi Consumer Loan Program Trust 17-3 (b)	2.77	05/25/26	432,540	429,555
SoFi Consumer Loan Program Trust 17-4 (b)	2.50	05/26/26	923,165	912,420
ThunderRoad Motorcycle Trust 16-1 (b)	4.00	09/15/22	527,868	528,806
United Auto Credit Securitization Trust 17-1 (b)	1.89	05/10/19	655,902	655,291
Veros Autos Receivable Trust 17-1 (b)	2.84	04/17/23	521,836	520,045
World Financial Network Credit Card Master Note Trust 17-B	1.98	06/15/23	3,500,000	3,464,478
Total Asset-Backed Securities
(Cost $113,206,777)				115,882,852

Municipal Bonds | 19.5% of portfolio

Alaska | 0.1%
Alaska Student Loan Corp.	2.37(a)	08/25/31	610,269	610,599
Total Alaska				610,599
California | 0.6%
Adelanto California Public Utility Authority	3.25	07/01/21	750,000	752,835
Adelanto California Public Utility Authority	3.63	07/01/23	795,000	802,950
Desert Sands California Unified School District	2.28	06/01/19	375,000	374,089
Fresno County CA Pension Obligation	0.00(c)	08/15/22	650,000	557,563
University of California	2.85	05/15/20	540,000	545,292
Total California				3,032,729
Colorado | 0.1%
Colorado Housing & Finance Authority	1.69	05/01/18	575,000	574,436
Total Colorado				574,436
Florida | 0.8%
Florida State Board of Administration Finance Corp.	2.16	07/01/19	4,375,000	4,364,150
Total Florida				4,364,150
Illinois | 0.9%
Illinois, State of Sales Tax Revenue	2.23	06/15/19	3,625,000	3,609,340
Village of Rosemont Illinois	2.77	12/01/18	1,375,000	1,375,041
Total Illinois				4,984,381
Indiana | 0.1%
Indiana Bond Bank	2.08	01/15/19	300,000	299,595
Total Indiana				299,595
Louisiana | 0.3%
New Orleans Louisiana	2.80	09/01/19	1,725,000	1,724,983
Total Louisiana				1,724,983

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
Municipal Bonds | 19.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Mississippi | Less than 0.1%
Mississippi, State of	2.40%	10/01/22	$225,000	$221,414
Total Mississippi				221,414
Missouri | Less than 0.1%
Missouri Higher Education Loan Authority	2.45(a)	01/26/26	217,955	217,105
Total Missouri				217,105
New Jersey | 3.9%
New Jersey Economic Development Authority	0.00(c)	02/15/19	4,990,000	4,879,871
New Jersey Economic Development Authority	0.00(c)	02/15/20	12,575,000	11,899,722
New Jersey Economic Development Authority	0.00(c)	02/15/21	1,350,000	1,228,973
New Jersey Economic Development Authority	0.00(c)	02/15/22	1,005,000	879,787
New Jersey Economic Development Authority	0.00(c)	02/15/24	3,200,000	2,551,456
Total New Jersey				21,439,809
New York | 4.6%
New York City, NY Transitional Finance Authority	1.80	08/01/18	1,475,000	1,473,879
New York City, NY Transitional Finance Authority	1.85	05/01/19	2,025,000	2,014,470
New York City, NY Transitional Finance Authority	2.45	08/01/20	1,000,000	995,900
New York City, NY Transitional Finance Authority	2.75	11/01/20	2,695,000	2,703,813
New York City, NY Transitional Finance Authority	2.85	02/01/21	2,775,000	2,792,982
New York City, NY Transitional Finance Authority	2.15	02/01/21	2,100,000	2,073,792
New York State Urban Development Corp.	2.35	03/15/20	4,350,000	4,328,467
New York State Urban Development Corp.	2.38	03/15/21	4,375,000	4,339,212
New York State Urban Development Corp.	2.10	03/15/22	3,975,000	3,916,409
Utility Debt Securitization Authority, NY	2.04	06/15/21	358,000	356,378
Total New York				24,995,302
North Carolina | 0.3%
North Carolina Housing Finance Agency	4.00	01/01/30	905,000	913,597
North Carolina State Education Assistance Authority	2.67(a)	07/25/39	575,508	574,472
Total North Carolina				1,488,069
Oklahoma | 0.1%
Oklahoma Student Loan Authority	2.37(a)	02/25/32	451,824	451,160
Total Oklahoma				451,160
Pennsylvania | 4.7%
Lehigh County Authority PA	3.44	12/01/18	3,825,000	3,834,257
Pennsylvania Higher Education Assistance Agency (b)	2.17(a)	05/25/57	185,880	185,470
Philadelphia Pennsylvania Authority for Industrial Development	0.00(c)	04/15/18	9,720,000	9,707,461
Philadelphia Pennsylvania Authority for Industrial Development	0.00(c)	04/15/19	2,500,000	2,420,725
Philadelphia Pennsylvania Authority for Industrial Development	0.00(c)	04/15/20	5,285,000	4,910,822
Philadelphia Pennsylvania Authority for Industrial Development	0.00(c)	04/15/20	3,380,000	3,153,878

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
Municipal Bonds | 19.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Pennsylvania | 4.7% (Continued)
Philadelphia Pennsylvania Authority for Industrial Development	0.00%(c)	04/15/22	$1,400,000	$1,218,840
Total Pennsylvania				25,431,453
Puerto Rico | 1.4%
Puerto Rico Electric Power Authority	5.00	07/01/18	300,000	300,384
Puerto Rico Highway & Transportation Authority	6.00	07/01/18	420,000	423,272
Puerto Rico Highway & Transportation Authority	5.50	07/01/19	1,800,000	1,865,790
Puerto Rico Highway & Transportation Authority	6.25	07/01/21	2,400,000	2,557,248
Puerto Rico Sales Tax Financing Corp.	5.25	08/01/19	3,175,000	746,125
Puerto Rico Sales Tax Financing Corp.	4.38	08/01/20	905,000	212,675
Puerto Rico, Commonwealth of	5.50	07/01/18	340,000	340,714
Puerto Rico, Commonwealth of	5.25	07/01/18	390,000	392,332
Puerto Rico, Commonwealth of	5.25	07/01/18	325,000	326,943
Puerto Rico, Commonwealth of	5.50	07/01/19	250,000	259,138
Total Puerto Rico				7,424,621
Vermont | 0.1%
Vermont Student Assistance Corp.	2.35(a)	07/28/34	742,279	742,479
Total Vermont				742,479
Washington | 0.2%
Energy Northwest,WA	2.15	07/01/18	850,000	850,323
Total Washington				850,323
Wisconsin | 1.3%
Wisconsin, Public Finance Authority	2.50	09/01/18	2,250,000	2,246,243
Wisconsin, Public Finance Authority	2.63	11/01/19	2,375,000	2,340,111
Wisconsin, Public Finance Authority	2.82	03/01/20	910,000	904,440
Wisconsin, Public Finance Authority	2.75	06/01/20	1,575,000	1,547,469
Total Wisconsin				7,038,263
Total Municipal Bonds
(Cost $108,585,884)				105,890,871

Yankee Bonds | 10.1% of portfolio

ABN AMRO Bank N.V. (b)	2.10	01/18/19	650,000	646,640
ABN AMRO Bank N.V. (b)	2.37(a)	01/18/19	900,000	902,767
African Development Bank	8.80	09/01/19	1,350,000	1,459,038
Alibaba Group Holding Ltd.	2.50	11/28/19	1,275,000	1,266,082
BAT Capital Corp. (b)	2.30	08/14/20	875,000	857,776
BAT Capital Corp. (b)	2.42(a)	08/14/20	2,175,000	2,181,819
CNOOC Nexen Finance (2015) Australia Pty Ltd.	2.63	05/05/20	425,000	420,249
Daimler Finance North America LLC (b)	2.30	02/12/21	1,650,000	1,609,021
Daimler Finance North America LLC (b)	2.24(a)	02/12/21	1,650,000	1,650,597
Deutsche Bank AG	2.85	05/10/19	1,250,000	1,245,479
Deutsche Bank AG	3.72(a)	05/10/19	750,000	760,122
Hydro-Quebec	6.27	01/03/26	80,000	93,648
International Bank for Reconstruction and Development	0.00(c)	05/01/18	295,000	294,542
Landesbank Baden-Wuerttemberg	2.13	01/31/20	3,000,000	2,970,981
Landesbank Baden-Wuerttemberg	7.63	02/01/23	1,175,000	1,406,420
Mizuho Bank Ltd. (b)	2.15	10/20/18	325,000	324,065

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
Yankee Bonds | 10.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Mizuho Bank Ltd. (b)	2.65%	09/25/19	$250,000	$248,399
Pentair Finance S.A.	2.90	09/15/18	466,000	466,099
Petróleos Mexicanos S.A. de C.V. (b)	5.72(a)	03/11/22	160,000	174,675
Reckitt Benckiser Treasury Services plc. (b)	2.13	09/21/18	975,000	973,727
Santander UK plc	2.50	03/14/19	250,000	249,118
Santander UK plc	3.59(a)	03/14/19	250,000	252,780
Shell International Finance BV	1.90	08/10/18	3,175,000	3,169,698
Shell International Finance BV	1.63	11/10/18	2,125,000	2,114,388
Shell International Finance BV	1.38	09/12/19	3,000,000	2,946,157
Shell International Finance BV	2.42(a)	09/12/19	3,000,000	3,012,390
Shell International Finance BV	2.13	05/11/20	665,000	654,859
Sinopec Group Overseas Development (2015) Ltd. (b)	2.50	04/28/20	1,075,000	1,058,847
Sinopec Group Overseas Development (2016) Ltd. (b)	1.75	09/29/19	2,200,000	2,157,296
Sinopec Group Overseas Development (2017) Ltd. (b)	2.38	04/12/20	2,175,000	2,141,207
Standard Chartered Bank plc. (b)	2.10	08/19/19	700,000	689,850
Standard Chartered Bank plc. (b)	3.01(a)	08/19/19	450,000	454,442
Sumitomo Mitsui Banking Corp.	1.76	10/19/18	2,225,000	2,213,882
Sumitomo Mitsui Banking Corp.	1.97	01/11/19	1,350,000	1,341,619
Sumitomo Mitsui Banking Corp.	2.09	10/18/19	1,300,000	1,282,545
Sumitomo Mitsui Banking Corp.	2.51	01/17/20	1,300,000	1,287,205
Sumitomo Mitsui Banking Corp.	2.08(a)	01/17/20	875,000	874,414
Toronto Dominion Bank	1.45	09/06/18	4,400,000	4,383,168
TransCanada PipeLines Ltd.	7.13	01/15/19	2,045,000	2,117,039
Volkswagen International Finance N.V. (b)	2.13	11/20/18	2,300,000	2,292,414
Total Yankee Bonds
(Cost $54,934,978)				54,645,464

U.S. Government & Agency Obligations | 9.5% of portfolio

Overseas Private Investment Corp.	1.30	06/15/19	214,286	212,145
Overseas Private Investment Corp.	2.52	09/15/22	1,670,455	1,656,417
Private Export Funding Corp. (b)	2.10	12/19/19	875,000	871,748
Private Export Funding Corp. (b)	2.65	02/16/21	1,825,000	1,821,894
Tennessee Valley Authority	0.00(c)	06/15/21	595,000	544,457
U.S. Department of Housing & Urban Development	1.88	08/01/19	950,000	945,134
U.S. Department of Housing & Urban Development	6.07	08/01/21	10,000	10,136
U.S. Department of Housing & Urban Development	6.12	08/01/22	19,000	19,258
U.S. Treasury Note	1.63	04/30/19	1,975,000	1,963,801
U.S. Treasury Note	1.38	09/30/19	2,175,000	2,146,944
U.S. Treasury Note	1.50	10/31/19	13,100,000	12,945,423
U.S. Treasury Note	1.25	01/31/20	2,175,000	2,134,858
U.S. Treasury Note	1.50	06/15/20	4,800,000	4,714,784
U.S. Treasury Note	1.63	10/15/20	12,225,000	12,002,972
U.S. Treasury Note	1.38	10/31/20	2,175,000	2,120,797
U.S. Treasury Note	2.00	01/15/21	7,850,000	7,768,342
Total U.S. Government & Agency Obligations
(Cost $52,288,535)				51,879,110

Mortgage-Backed Securities | 1.3% of portfolio

ACE Securities Corp. 06-ASL1	1.90(a)	02/25/36	243,672	135,967
Adjustable Rate Mortgage Trust 05-10	3.68(a)	01/25/36	50,038	46,996
American Business Financial Services 02-1	7.01	12/15/32	59,917	51,622
American Home Mortgage Investment Trust 05-01	4.17(a)	06/25/45	18,452	18,526
American Home Mortgage Investment Trust 05-03	4.97	09/25/35	5,764	5,732
Amresco Residential Securities 98-1	7.14	10/25/27	35,837	39,101
Banc of America Alternative Loan Trust Inc. 07-2	5.75	06/25/37	65,166	59,470

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
Mortgage-Backed Securities | 1.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Banc of America Funding Corp. 04-A	3.60%(a)	09/20/34	$7,174	$7,321
Banc of America Funding Corp. 05-G	3.31(a)	10/20/35	135,433	134,844
Banc of America Funding Corp. 07-5	6.50	07/25/37	22,324	21,180
Banc of America Mortgage Securities Inc. 02-J	4.26(a)	09/25/32	2,524	2,497
Bayview Financial Acquisition Trust 06-D	5.93	12/28/36	2,146,929	2,165,816
Bear Stearns Adjustable Rate Mortgage Trust 04-10	3.58(a)	01/25/35	142,485	143,894
Bear Stearns Adjustable Rate Mortgage Trust 05-12	3.97(a)	02/25/36	19,006	18,523
Bear Stearns ALT-A Trust 04-11	3.84(a)	11/25/34	8,935	8,742
Bear Stearns ALT-A Trust 05-4	3.69(a)	05/25/35	61,955	62,386
Bear Stearns ALT-A Trust 05-9	3.56(a)	11/25/35	33,868	28,177
Bear Stearns ALT-A Trust 06-6	3.54(a)	11/25/36	130,580	121,374
Bear Stearns Asset Backed Securities Trust 03-3	2.80(a)	06/25/43	35,884	35,441
Bear Stearns Asset Backed Securities Trust 04-HE5	3.50(a)	07/25/34	50,742	50,582
Bear Stearns Structured Products Inc., 00-1 (b)	7.33(a)	08/28/33	157	152
CDC Mortgage Capital Trust 02-HE1	2.24(a)	01/25/33	203,159	199,970
Chase Mortgage Finance Corp. 05-A1	3.46(a)	12/25/35	5,173	5,139
Chaseflex Trust 05-2	6.00	06/25/35	75,483	75,514
CITICORP Mortgage Securities, Inc. 07-1	5.50	01/25/22	8,293	8,317
CITICORP Mortgage Securities, Inc. 07-1	5.97(d)	03/25/37	97,290	100,459
Cityscape Home Equity Loan Trust 96-2	8.10	08/25/26	49,985	49,911
Conseco Finance Securitizations Corp. 01-2	6.60	02/01/33	100,148	104,276
Contimortgage Home Equity Loan Trust 95-2	8.10	08/15/25	21,393	14,155
Countrywide Alternative Loan Trust 04-24CB	6.00	11/25/34	32,592	32,839
Countrywide Alternative Loan Trust 05-43	3.38(a)	10/25/35	19,499	17,164
Countrywide Asset Backed Certificate 02-S2 (e)	5.98	01/25/17	4,877	4,893
Countrywide Asset Backed Certificate 02-S4 (e)	5.22(a)	10/25/17	15,256	15,338
Countrywide Asset Backed Certificate 04-S1	5.12	02/25/35	15,990	16,115
Countrywide Asset Backed Certificate 06-S7	5.71(a)	11/25/35	11,561	11,517
Countrywide Asset Backed Certificate 07-S1	5.69	11/25/36	9,278	9,441
Countrywide Home Loans 03-49	3.55(a)	12/19/33	14,518	14,762
Countrywide Home Loans 05-HYB8	3.37(a)	12/20/35	63,012	60,450
Countrywide Home Loans 06-HYB5	3.40(a)	09/20/36	42,190	36,458
Credit Suisse First Boston Mortgage 03-21	4.75	08/25/18	839	838
Credit Suisse First Boston Mortgage 03-AR24	3.67(a)	10/25/33	108,200	107,975
Credit Suisse First Boston Mortgage 04-AR3	3.68(a)	04/25/34	29,758	30,327
Credit Suisse First Boston Mortgage 05-10	5.25	11/25/20	28,384	26,940
Encore Credit Receivables Trust 05-3	2.36(a)	10/25/35	170,887	171,175
FHLMC 2649	4.50	07/15/18	1,075	1,076
FHLMC 780754	3.32(a)	08/01/33	1,757	1,852
First Alliance Mortgage Loan Trust 94-1	5.85	04/25/25	4,349	4,343
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	3.36(a)	09/25/34	11,803	11,684
FNMA 813842	3.07(a)	01/01/35	6,750	6,963
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75	10/25/36	20,467	20,706
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95	08/25/37	859,978	889,973
GNMA 2003-11	4.00	10/17/29	60,360	62,048
GNMA 2003-26	2.24(a)	04/16/33	6,113	6,144
GNMA 2004-17	4.50	12/20/33	10,551	10,937
Green Tree Financial Corp. 98-5	6.22	03/01/30	48,758	51,665
GS Mortgage Loan Trust 03-10	3.44(a)	10/25/33	74,520	73,134
GS Mortgage Loan Trust 05-8F	5.50	10/25/20	8,636	8,632
GS Mortgage Loan Trust 05-AR6	3.62(a)	09/25/35	22,672	22,783
IMPAC Secured Assets Corp. 03-3	5.20(a)	08/25/33	69,755	71,294
Indymac Indx Mortgage Loan Trust 05-AR15	3.51(a)	09/25/35	22,465	21,121
JP Morgan Mortgage Trust 05-A2	3.46(a)	04/25/35	143,605	142,670
Lehman ABS Manufactured Housing Contract 01-B	4.35	04/15/40	12,772	12,871
Master Adjustable Rate Mortgages Trust 04-13	3.63(a)	04/21/34	10,194	10,442
Master Adjustable Rate Mortgages Trust 05-1	3.52(a)	01/25/35	10,422	10,314
Master Alternative Loans Trust 03-5	6.00	08/25/33	26,861	27,184

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
Mortgage-Backed Securities | 1.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Master Asset Backed Securities Trust 07-NCW (b)	1.92%(a)	05/25/37	$301,979	$286,772
Master Asset Securitization Trust 07-1	6.00	10/25/22	9,098	8,998
Merrill Lynch Mortgage Investors Trust 03-A2	3.48(a)	02/25/33	17,139	16,839
Morgan Stanley Mortgage Loan Trust 05-5AR	3.46(a)	09/25/35	21,233	18,640
Nomura Asset Acceptance Corporation 07-1	5.96	03/25/47	134,350	134,700
Option One Mortgage Loan Trust 07-FXD2	5.90	03/25/37	10,368	9,774
Prime Mortgage Trust 05-2	5.00	07/25/20	4,772	4,787
Residential Asset Securitization Trust 04-A3	5.25	06/25/34	8,361	8,415
Residential Asset Securitization Trust 05-A14	5.50	12/25/35	100,733	86,844
Residential Funding Mortgage Securities I 03-S15	4.50	08/25/18	671	671
Residential Funding Mortgage Securities I 05-SA2	3.57(a)	06/25/35	19,391	16,093
Ryland Acceptance Corp. 64 E	3.50(a)	04/01/18	5,326	5,326
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	6	6
Structured Adjustable Rate Mortgage Loan Trust 04-11	3.41(a)	08/25/34	19,740	19,300
Structured Adjustable Rate Mortgage Loan Trust 04-4	3.74(a)	04/25/34	263,043	266,278
Structured Adjustable Rate Mortgage Loan Trust 06-1	3.54(a)	02/25/36	11,968	12,114
Structured Adjustable Rate Mortgage Loan Trust 06-4	3.55(a)	05/25/36	49,343	46,232
Structured Adjustable RateMortgage Loan Trust 04-3AC	3.69(a)	03/25/34	9,838	9,955
Structured Asset Mortgage Investments 04-AR5	3.17(a)	10/19/34	19,738	19,264
Structured Asset Securities Corp. 03-37A	3.46(a)	12/25/33	84,530	83,990
Structured Asset Securities Corp. 98-RF1 (b)	4.82(a)	04/15/27	14,585	14,454
Washington Mutual Mortgage Securities Corp. 04-AR14	3.45(a)	01/25/35	43,554	44,503
Washington Mutual Mortgage Securities Corp. 04-AR3	3.27(a)	06/25/34	25,789	26,321
Wells Fargo Mortgage Backed Securities Trust 04-B	3.73(a)	02/25/34	8,293	8,336
Wells Fargo Mortgage Backed Securities Trust 04-E	3.38(a)	05/25/34	10,523	10,704
Wells Fargo Mortgage Backed Securities Trust 04-EE	3.79(a)	12/25/34	8,114	8,417
Wells Fargo Mortgage Backed Securities Trust 04-F	3.31(a)	06/25/34	24,756	24,754
Wells Fargo Mortgage Backed Securities Trust 04-I	3.70(a)	07/25/34	1,981	2,024
Wells Fargo Mortgage Backed Securities Trust 04-K	3.48(a)	07/25/34	31,120	31,659
Wells Fargo Mortgage Backed Securities Trust 04-K	3.47(a)	07/25/34	13,632	14,246
Wells Fargo Mortgage Backed Securities Trust 04-K	3.47(a)	07/25/34	15,165	15,564
Wells Fargo Mortgage Backed Securities Trust 04-R	3.60(a)	09/25/34	16,220	16,728
Wells Fargo Mortgage Backed Securities Trust 05-AR14	3.46(a)	08/25/35	8,680	8,792
Wells Fargo Mortgage Backed Securities Trust 05-AR15	3.61(a)	09/25/35	65,447	65,163
Wells Fargo Mortgage Backed Securities Trust 05-AR16	3.63(a)	10/25/35	18,280	17,864
Wells Fargo Mortgage Backed Securities Trust 06-AR19	3.70(a)	12/25/36	10,904	10,152
Total Mortgage-Backed Securities
(Cost $6,828,791)				7,114,831

Corporate Bond Guaranteed by Export-Import Bank of the United States | 0.1% of portfolio

Energy | 0.1%
Petroleos Mexicanos	2.46	12/15/25	351,200	347,170
Total Energy				347,170
Total Corporate Bond Guaranteed by Export-Import Bank of the United States
(Cost $346,823)				347,170

Certificates of Deposit | 0.4% of portfolio

American Express Bank FSB	1.65	07/09/18	250,000	249,884
American Express Centurion Bank	1.60	06/25/18	250,000	249,795
Capital One Bank USA NA	1.65	07/09/18	250,000	249,884
Capital One NA	1.60	07/16/18	250,000	249,868
Comenity Capital Bank	1.75	08/10/18	250,000	249,989
Discover Bank	1.65	07/09/18	250,000	249,997

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
Certificates of Deposit | 0.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Goldman Sachs Bank USA	1.65%	07/16/18	$250,000	$249,868
World’s Foremost Bank	1.70	07/16/18	200,000	199,897
Total Certificates of Deposit
(Cost $1,950,000)				1,949,182

Commercial Paper | 2.8% of portfolio

CNPC Finance Hong Kong Ltd. (b)	2.37	04/05/18	15,355,000	15,352,023
Total Commercial Paper
(Cost $15,353,989)				15,352,023

Money Market Fund | less than 0.1% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.58(f)	934	934
Total Money Market Fund
(Cost $934)			934
Total Investments in Securities
(Cost $544,733,635) | 100.0%			$543,291,932
(a)	Variable coupon rate as of March 29, 2018.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $131,544,369 and represents 24.2% of total investments.
(c)	Zero coupon rate, purchased at a discount.
(d)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(e)	Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(f)	7-day yield at March 29, 2018.
AMBAC - American Municipal Bond Assurance Corporation
LLC - Limited Liability Company
NA - National Association
N.V. - Naamloze Vennootschap
AG - Aktiengesellschaft
S.A. de C.V. - Sociedad Anonima de Capital Variable
BV - Besloten Vennootschap
FHLMC - Federal Home Loan Mortgage Corporation
ABS - Asset-Backed Security
At March 29, 2018, the cost of investment securities for tax purposes was $544,733,635. Net unrealized depreciation of investment securities was $1,441,703 consisting of unrealized gains of $4,724,594 and unrealized losses of $6,166,297.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

Portfolio of Investments  |  Short-Term Bond Fund  |  March 29, 2018  |  (Continued)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds - Other	$ —	$190,040,245	$189,250	$190,229,495
Asset-Backed Securities	—	115,882,852	—	115,882,852
Municipal Bonds	—	105,890,871	—	105,890,871
Yankee Bonds	—	54,645,464	—	54,645,464
U.S. Government & Agency Obligations	—	51,879,110	—	51,879,110
Mortgage-Backed Securities	—	7,114,831	—	7,114,831
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	347,170	—	347,170
Commercial Paper	—	15,352,023	—	15,352,023
Certificates of Deposit	—	1,949,182	—	1,949,182
Money Market Fund	934	—	—	934
Total	$934	$543,101,748	$189,250	$543,291,932
During the period ended March 29, 2018, there were no transfers between levels.
As of March 29, 2018, all Level 3 securities held by the Short-Term Bond Fund were not considered to be material.

Portfolio of Investments
Stock Index Fund  |  March 29, 2018

	Cost	Value
Investment in S&P 500 Index Master Portfolio	$48,772,750	$142,777,171
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of March 29, 2018, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.96%. See the Portfolio of Investments for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
S&P 500 Index Master Portfolio  |  March 29, 2018

Common Stocks | 98.4% of net assets
	Shares	Value
Aerospace & Defense | 2.8%
Arconic, Inc.	279,348	$6,436,178
Boeing Co.	361,214	118,434,846
General Dynamics Corp.	180,383	39,846,605
Huntington Ingalls Industries, Inc.	29,604	7,630,727
L3 Technologies, Inc.	50,772	10,560,576
Lockheed Martin Corp.	162,202	54,812,922
Northrop Grumman Corp.	113,673	39,685,518
Raytheon Co.	188,454	40,672,142
Rockwell Collins, Inc.	106,872	14,411,689
Textron, Inc.	170,504	10,054,621
TransDigm Group, Inc.	31,640	9,711,582
United Technologies Corp.	485,570	61,094,417
Total Aerospace & Defense		413,351,823
Air Freight & Logistics | 0.7%
C.H. Robinson Worldwide, Inc.	92,123	8,632,846
Expeditors International of Washington, Inc.	116,956	7,403,315
FedEx Corp.	160,919	38,638,261
United Parcel Service, Inc., Class B	449,227	47,016,098
Total Air Freight & Logistics		101,690,520
Airlines | 0.5%
Alaska Air Group, Inc.	78,133	4,841,121
American Airlines Group, Inc.	275,057	14,291,962
Delta Air Lines, Inc.	425,705	23,332,891
Southwest Airlines Co.	353,509	20,248,995
United Continental Holdings, Inc. (a)	157,909	10,969,938
Total Airlines		73,684,907
Auto Components | 0.3%
Aptiv PLC	172,979	14,698,025
BorgWarner, Inc.	127,608	6,409,750
Goodyear Tire & Rubber Co.	162,653	4,323,317
Johnson Controls International PLC	603,513	21,267,798
Total Auto Components		46,698,890
Automobiles | 0.4%
Ford Motor Co.	2,543,076	28,177,282
General Motors Co.	822,794	29,900,334
Harley-Davidson, Inc.	111,325	4,773,616
Total Automobiles		62,851,232
Banks | 6.4%
Bank of America Corp.	6,249,285	187,416,057
BB&T Corp.	507,431	26,406,709
Citigroup, Inc.	1,678,085	113,270,737
Citizens Financial Group, Inc.	317,461	13,327,013
Comerica, Inc.	112,925	10,832,895
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Banks | 6.4% (Continued)
Fifth Third Bancorp	452,724	$14,373,987
Huntington Bancshares, Inc.	710,918	10,734,862
JPMorgan Chase & Co.	2,242,710	246,630,819
KeyCorp	690,655	13,502,305
M&T Bank Corp.	97,982	18,063,962
PNC Financial Services Group, Inc. (b)	307,872	46,562,561
Regions Financial Corp.	732,181	13,603,923
SunTrust Banks, Inc.	305,795	20,806,292
SVB Financial Group (a)(c)	34,484	8,276,505
U.S. Bancorp	1,024,417	51,733,058
Wells Fargo & Co.	2,865,843	150,198,832
Zions Bancorporation	127,648	6,730,879
Total Banks		952,471,396
Beverages | 1.9%
Brown-Forman Corp., Class B	170,637	9,282,653
Coca-Cola Co.	2,506,423	108,853,951
Constellation Brands, Inc., Class A	112,012	25,529,775
Dr. Pepper Snapple Group, Inc.	117,350	13,891,893
Molson Coors Brewing Co., Class B	120,034	9,042,161
Monster Beverage Corp. (a)	269,769	15,433,485
PepsiCo, Inc.	928,808	101,379,393
Total Beverages		283,413,311
Biotechnology | 2.6%
AbbVie, Inc.	1,040,888	98,520,049
Alexion Pharmaceuticals, Inc. (a)	144,635	16,121,017
Amgen, Inc.	436,434	74,403,268
Biogen Inc. (a)	138,051	37,801,125
Celgene Corp. (a)	490,796	43,783,911
Gilead Sciences, Inc.	855,322	64,482,726
Incyte Corp. (a)	114,415	9,534,202
Regeneron Pharmaceuticals, Inc. (a)	50,356	17,340,592
Vertex Pharmaceuticals, Inc. (a)	165,742	27,012,631
Total Biotechnology		388,999,521
Building Products | 0.2%
Allegion PLC	61,549	5,249,514
AO Smith Corp.	94,382	6,001,751
Fortune Brands Home & Security, Inc.	95,901	5,647,610
Masco Corp.	206,334	8,344,147
Total Building Products		25,243,022
Capital Markets | 2.5%
Affiliated Managers Group, Inc.	35,458	6,722,128
Ameriprise Financial, Inc.	95,482	14,125,607
Bank of New York Mellon Corp.	659,042	33,960,434
BlackRock, Inc. (b)	80,789	43,765,017

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 29, 2018  |  (Continued)
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Capital Markets | 2.5% (Continued)
Charles Schwab Corp.	782,259	$40,849,565
CME Group, Inc.	222,311	35,956,581
E*Trade Financial Corp. (a)	173,829	9,631,865
Franklin Resources, Inc.	215,425	7,470,939
Goldman Sachs Group, Inc.	230,576	58,072,871
Invesco Ltd.	263,767	8,443,182
Morgan Stanley	900,396	48,585,368
Northern Trust Corp.	138,745	14,308,772
Raymond James Financial, Inc.	84,282	7,535,654
State Street Corp.	239,911	23,926,324
T. Rowe Price Group, Inc.	159,874	17,261,596
Total Capital Markets		370,615,903
Chemicals | 2.1%
Air Products & Chemicals, Inc.	142,916	22,727,931
Albemarle Corp.	73,712	6,836,051
CF Industries Holdings, Inc.	151,716	5,724,245
DowDuPont, Inc.	1,526,994	97,284,788
Eastman Chemical Co.	93,684	9,891,157
Ecolab, Inc.	169,723	23,263,932
FMC Corp.	87,417	6,693,520
International Flavors & Fragrances, Inc.	51,231	7,014,036
LyondellBasell Industries NV, Class A	211,015	22,300,065
Monsanto Co.	288,022	33,609,287
Mosaic Co.	227,074	5,513,357
PPG Industries, Inc.	165,771	18,500,043
Praxair, Inc.	187,381	27,039,078
Sherwin-Williams Co.	53,974	21,164,285
Total Chemicals		307,561,775
Commercial Services & Supplies | 0.3%
Cintas Corp.	56,303	9,604,166
Iron Mountain, Inc.	186,725	6,135,783
Republic Services, Inc.	146,713	9,716,802
Stericycle, Inc. (a)(c)	56,643	3,315,315
Waste Management, Inc.	260,468	21,910,568
Total Commercial Services & Supplies		50,682,634
Communications Equipment | 1.1%
Cisco Systems, Inc.	3,144,768	134,879,100
F5 Networks, Inc. (a)	40,987	5,927,130
Harris Corp.	77,253	12,459,364
Juniper Networks, Inc.	223,770	5,444,324
Motorola Solutions, Inc.	105,360	11,094,408
Total Communications Equipment		169,804,326
Construction & Engineering | 0.1%
Fluor Corp.	90,837	5,197,693
Jacobs Engineering Group, Inc.	77,614	4,590,868
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Construction & Engineering | 0.1% (Continued)
Quanta Services, Inc. (a)	101,761	$3,495,491
Total Construction & Engineering		13,284,052
Construction Materials | 0.1%
Martin Marietta Materials, Inc.	41,318	8,565,222
Vulcan Materials Co.	85,890	9,806,061
Total Construction Materials		18,371,283
Consumer Finance | 0.7%
American Express Co.	470,097	43,850,648
Capital One Financial Corp.	316,692	30,345,428
Discover Financial Services	231,043	16,618,923
Navient Corp.	168,799	2,214,643
Synchrony Financial	465,510	15,608,550
Total Consumer Finance		108,638,192
Containers & Packaging | 0.3%
Avery Dennison Corp.	58,675	6,234,219
Ball Corp.	227,674	9,040,935
Packaging Corp. of America	62,642	7,059,753
Sealed Air Corp.	113,392	4,852,044
WestRock Co.	164,485	10,555,002
Total Containers & Packaging		37,741,953
Distributors | 0.1%
Genuine Parts Co.	95,194	8,552,229
LKQ Corp. (a)	202,947	7,701,839
Total Distributors		16,254,068
Diversified Consumer Services | 0.0%
H&R Block, Inc. (c)	139,724	3,550,387
Total Diversified Consumer Services		3,550,387
Diversified Financial Services | 2.3%
Berkshire Hathaway, Inc., Class B (a)	1,256,705	250,687,513
CBOE Global Markets, Inc.	73,532	8,390,001
Intercontinental Exchange, Inc.	380,288	27,578,486
Leucadia National Corp.	207,622	4,719,248
Moody's Corp.	108,523	17,504,760
Nasdaq, Inc.	77,776	6,705,847
S&P Global, Inc.	165,871	31,691,313
Total Diversified Financial Services		347,277,168
Diversified Telecommunication Services | 1.9%
AT&T, Inc.	4,008,302	142,895,966
CenturyLink, Inc.	633,458	10,407,715

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 29, 2018  |  (Continued)
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Diversified Telecommunication Services | 1.9% (Continued)
Verizon Communications, Inc.	2,694,690	$128,860,076
Total Diversified Telecommunication Services		282,163,757
Electric Utilities | 1.7%
American Electric Power Co., Inc.	321,586	22,057,584
Duke Energy Corp.	457,425	35,436,715
Edison International	212,409	13,521,957
Entergy Corp.	117,980	9,294,464
Eversource Energy	205,435	12,104,230
Exelon Corp.	629,686	24,564,051
FirstEnergy Corp.	291,226	9,904,596
NextEra Energy, Inc.	308,169	50,333,243
PG&E Corp.	335,868	14,754,681
Pinnacle West Capital Corp.	72,372	5,775,286
PPL Corp.	450,733	12,751,236
Southern Co.	657,671	29,371,587
Xcel Energy, Inc.	330,188	15,016,950
Total Electric Utilities		254,886,580
Electrical Equipment | 0.5%
Acuity Brands, Inc. (c)	27,562	3,836,355
AMETEK, Inc.	151,078	11,477,396
Eaton Corp. PLC	287,173	22,947,995
Emerson Electric Co.	414,431	28,305,637
Rockwell Automation, Inc.	83,237	14,499,885
Total Electrical Equipment		81,067,268
Electronic Equipment, Instruments & Components | 0.4%
Amphenol Corp., Class A	199,198	17,156,924
Corning, Inc.	564,851	15,748,046
FLIR Systems, Inc.	91,123	4,557,061
IPG Photonics Corp. (a)	24,761	5,778,722
TE Connectivity Ltd.	229,214	22,898,479
Total Electronic Equipment, Instruments & Components		66,139,232
Energy Equipment & Services | 0.8%
Baker Hughes a GE Co.	281,397	7,814,395
Halliburton Co.	568,206	26,671,590
Helmerich & Payne, Inc.	70,592	4,698,603
National Oilwell Varco, Inc.	246,959	9,090,561
Schlumberger Ltd.	902,540	58,466,541
TechnipFMC PLC	287,356	8,462,634
Total Energy Equipment & Services		115,204,324
Food & Staples Retailing | 1.7%
Costco Wholesale Corp.	286,820	54,045,493
CVS Health Corp.	662,051	41,186,193
Kroger Co.	574,538	13,754,440
Sysco Corp.	313,397	18,791,284
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Food & Staples Retailing | 1.7% (Continued)
Walgreens Boots Alliance, Inc.	555,886	$36,393,856
Walmart Inc.	947,869	84,331,905
Total Food & Staples Retailing		248,503,171
Food Products | 1.1%
Archer-Daniels-Midland Co.	364,669	15,815,694
Campbell Soup Co.	124,466	5,390,622
Conagra Brands, Inc.	265,951	9,808,273
General Mills, Inc.	370,507	16,695,045
Hershey Co.	91,523	9,057,116
Hormel Foods Corp.	181,422	6,226,403
J.M. Smucker Co.	73,961	9,171,904
Kellogg Co.	162,032	10,533,700
Kraft Heinz Co.	388,665	24,209,943
McCormick & Co., Inc.	78,935	8,397,895
Mondelez International, Inc., Class A	970,727	40,508,438
Tyson Foods, Inc., Class A	194,283	14,219,573
Total Food Products		170,034,606
Health Care Equipment & Supplies | 2.8%
Abbott Laboratories	1,136,622	68,106,390
Align Technology, Inc. (a)	47,108	11,830,232
Baxter International, Inc.	324,464	21,103,139
Becton, Dickinson & Co.	173,714	37,643,824
Boston Scientific Corp. (a)	896,873	24,502,570
Cooper Cos., Inc.	31,815	7,279,590
Danaher Corp.	400,809	39,243,209
Dentsply Sirona, Inc.	149,246	7,508,566
Edwards Lifesciences Corp. (a)	137,137	19,133,354
Hologic, Inc. (a)(c)	179,163	6,693,530
IDEXX Laboratories, Inc. (a)	56,882	10,886,646
Intuitive Surgical, Inc. (a)	73,349	30,280,668
Medtronic PLC	884,493	70,954,028
ResMed, Inc.	93,124	9,169,920
Stryker Corp.	210,414	33,859,821
Varian Medical Systems, Inc. (a)(c)	59,552	7,304,053
Zimmer Biomet Holdings, Inc.	132,338	14,430,136
Total Health Care Equipment & Supplies		419,929,676
Health Care Providers & Services | 2.7%
Aetna, Inc.	213,460	36,074,740
AmerisourceBergen Corp.	106,124	9,148,950
Anthem, Inc.	166,916	36,671,445
Cardinal Health, Inc.	205,226	12,863,566
Centene Corp. (a)	113,073	12,084,112
Cigna Corp.	158,395	26,569,177
DaVita, Inc. (a)	97,143	6,405,609
Envision Healthcare Corp. (a)(c)	81,025	3,113,791
Express Scripts Holding Co. (a)	368,174	25,433,460
HCA Healthcare, Inc.	182,045	17,658,365
Henry Schein, Inc. (a)(c)	102,916	6,916,984

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 29, 2018  |  (Continued)
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Health Care Providers & Services | 2.7% (Continued)
Humana, Inc.	89,864	$24,158,139
Laboratory Corp. of America Holdings (a)	66,204	10,708,497
McKesson Corp.	134,680	18,972,372
Quest Diagnostics, Inc.	88,041	8,830,512
UnitedHealth Group, Inc.	631,978	135,243,292
Universal Health Services, Inc., Class B	56,266	6,662,457
Total Health Care Providers & Services		397,515,468
Health Care Technology | 0.1%
Cerner Corp. (a)(c)	205,915	11,943,070
Total Health Care Technology		11,943,070
Hotels, Restaurants & Leisure | 1.8%
Carnival Corp.	265,181	17,390,570
Chipotle Mexican Grill, Inc. (a)(c)	16,069	5,192,055
Darden Restaurants, Inc.	80,495	6,862,199
Hilton Worldwide Holdings, Inc.	131,797	10,380,332
Marriott International, Inc., Class A	196,166	26,674,653
McDonald's Corp.	520,451	81,388,127
MGM Resorts International	332,044	11,628,181
Norwegian Cruise Line Holdings Ltd. (a)	135,293	7,166,470
Royal Caribbean Cruises Ltd.	111,554	13,134,368
Starbucks Corp.	917,575	53,118,417
Wyndham Worldwide Corp.	64,801	7,415,178
Wynn Resorts Ltd.	52,457	9,566,058
Yum! Brands, Inc.	216,940	18,468,102
Total Hotels, Restaurants & Leisure		268,384,710
Household Durables | 0.4%
D.R. Horton, Inc.	225,980	9,906,963
Garmin Ltd.	74,601	4,396,237
Leggett & Platt, Inc.	87,619	3,886,779
Lennar Corp., Class A	178,984	10,549,317
Mohawk Industries, Inc. (a)	40,874	9,491,760
Newell Brands, Inc.	320,611	8,169,168
PulteGroup, Inc.	164,364	4,847,094
Whirlpool Corp.	45,867	7,022,697
Total Household Durables		58,270,015
Household Products | 1.4%
Church & Dwight Co., Inc.	156,231	7,867,793
Clorox Co.	84,157	11,202,138
Colgate-Palmolive Co.	571,124	40,938,169
Kimberly-Clark Corp.	228,432	25,157,216
Procter & Gamble Co.	1,645,961	130,491,788
Total Household Products		215,657,104
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Independent Power and Renewable Electricity Producers | 0.1%
AES Corp.	430,250	$4,891,943
NRG Energy, Inc.	191,493	5,846,281
Total Independent Power and Renewable Electricity Producers		10,738,224
Industrial Conglomerates | 1.7%
3M Co.	389,001	85,393,500
General Electric Co.	5,664,107	76,352,162
Honeywell International, Inc.	491,379	71,009,179
Roper Technologies, Inc.	67,090	18,831,492
Total Industrial Conglomerates		251,586,333
Insurance | 2.5%
Aflac, Inc.	509,266	22,285,480
Allstate Corp.	231,444	21,940,891
American International Group, Inc.	586,094	31,895,235
Aon PLC	160,592	22,535,875
Arthur J Gallagher & Co.	117,890	8,102,580
Assurant, Inc.	36,323	3,320,285
Brighthouse Financial, Inc. (a)	65,918	3,388,185
Chubb Ltd.	302,489	41,371,421
Cincinnati Financial Corp.	99,096	7,358,869
Everest Re Group Ltd.	27,458	7,051,764
Hartford Financial Services Group, Inc.	232,165	11,961,141
Lincoln National Corp.	141,471	10,335,871
Loews Corp.	174,061	8,656,054
Marsh & McLennan Cos., Inc.	331,196	27,353,478
MetLife, Inc.	675,916	31,017,785
Principal Financial Group, Inc.	174,602	10,635,008
Progressive Corp.	380,567	23,187,947
Prudential Financial, Inc.	274,856	28,461,339
Torchmark Corp.	69,803	5,875,319
Travelers Cos., Inc.	177,093	24,591,134
Unum Group	143,459	6,830,083
Willis Towers Watson PLC	85,866	13,067,947
XL Group Ltd.	167,721	9,268,262
Total Insurance		380,491,953
Internet & Direct Marketing Retail | 3.6%
Amazon.com, Inc. (a)	262,324	379,672,018
Booking Holdings, Inc. (a)	31,827	66,212,573
Expedia, Inc.	80,033	8,836,444
Netflix, Inc. (a)	283,284	83,667,929
TripAdvisor, Inc. (a)(c)	73,445	3,003,166
Total Internet & Direct Marketing Retail		541,392,130
Internet Software & Services | 4.7%
Akamai Technologies, Inc. (a)	110,768	7,862,313
Alphabet, Inc., Class A (a)	194,878	202,115,769

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 29, 2018  |  (Continued)
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Internet Software & Services | 4.7% (Continued)
Alphabet, Inc., Class C (a)	198,739	$205,056,913
eBay, Inc. (a)	614,031	24,708,607
Facebook, Inc., Class A (a)	1,564,315	249,961,894
VeriSign, Inc. (a)(c)	55,170	6,540,955
Total Internet Software & Services		696,246,451
IT Services | 4.2%
Accenture PLC, Class A	402,736	61,819,976
Alliance Data Systems Corp.	31,903	6,790,873
Automatic Data Processing, Inc.	289,168	32,814,785
Cognizant Technology Solutions Corp., Class A	383,785	30,894,692
CSRA, Inc.	104,397	4,304,288
DXC Technology Co.	186,079	18,706,522
Fidelity National Information Services, Inc.	215,404	20,743,405
Fiserv, Inc. (a)	269,018	19,183,674
Gartner, Inc. (a)(c)	60,163	7,076,372
Global Payments Inc.	103,558	11,548,788
International Business Machines Corp.	559,063	85,777,036
Mastercard, Inc., Class A	602,936	105,610,270
Paychex, Inc.	207,711	12,792,920
PayPal Holdings, Inc. (a)	736,643	55,889,104
Total System Services, Inc.	109,037	9,405,532
Visa, Inc., Class A	1,177,086	140,803,027
Western Union Co.	301,750	5,802,653
Total IT Services		629,963,917
Leisure Products | 0.1%
Hasbro, Inc.	75,836	6,392,975
Mattel, Inc. (c)	232,614	3,058,874
Total Leisure Products		9,451,849
Life Sciences Tools & Services | 0.8%
Agilent Technologies, Inc.	210,795	14,102,185
Illumina, Inc. (a)	95,993	22,694,665
IQVIA Holdings, Inc. (a)	95,227	9,342,721
Mettler-Toledo International Inc. (a)	16,538	9,509,846
PerkinElmer, Inc.	71,741	5,432,229
Thermo Fisher Scientific, Inc.	262,243	54,142,690
Waters Corp. (a)	51,240	10,178,826
Total Life Sciences Tools & Services		125,403,162
Machinery | 1.7%
Caterpillar, Inc.	390,197	57,507,234
Cummins, Inc.	101,561	16,462,023
Deere & Co.	211,391	32,833,250
Dover Corp.	100,936	9,913,934
Flowserve Corp.	86,549	3,750,168
Fortive Corp.	199,070	15,431,907
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Machinery | 1.7% (Continued)
Illinois Tool Works, Inc.	200,905	$31,473,777
Ingersoll-Rand PLC	162,918	13,931,118
PACCAR, Inc.	229,287	15,171,921
Parker-Hannifin Corp.	86,666	14,822,486
Pentair PLC	107,216	7,304,626
Snap-on, Inc.	37,306	5,504,127
Stanley Black & Decker, Inc.	100,177	15,347,116
Xylem, Inc.	117,503	9,038,331
Total Machinery		248,492,018
Media | 2.6%
CBS Corp., Class B	227,633	11,698,060
Charter Communications, Inc., Class A (a)	121,334	37,761,567
Comcast Corp., Class A	3,024,584	103,350,035
Discovery Communications, Inc., Class A (a)(c)	115,925	2,484,273
Discovery Communications, Inc., Class C (a)	181,995	3,552,542
DISH Network Corp., Class A (a)	153,608	5,820,207
IHS Markit Ltd. (a)	235,591	11,364,910
Interpublic Group of Cos., Inc.	245,182	5,646,541
News Corp., Class A	271,386	4,287,899
News Corp., Class B	53,983	869,126
Omnicom Group, Inc.	149,610	10,872,159
Time Warner, Inc.	508,867	48,128,641
Twenty-First Century Fox, Inc., Class A	667,588	24,493,804
Twenty-First Century Fox, Inc., Class B	306,241	11,137,985
Viacom, Inc., Class B	233,027	7,237,819
Walt Disney Co.	981,252	98,556,951
Total Media		387,262,519
Metals & Mining | 0.3%
Freeport-McMoRan, Inc. (a)	878,013	15,426,688
Newmont Mining Corp.	347,918	13,593,156
Nucor Corp.	206,975	12,644,103
Total Metals & Mining		41,663,947
Multi-Utilities | 1.0%
Alliant Energy Corp.	152,211	6,219,341
Ameren Corp.	159,042	9,006,548
CenterPoint Energy, Inc.	284,307	7,790,012
CMS Energy Corp.	181,972	8,241,512
Consolidated Edison, Inc.	203,567	15,866,012
Dominion Energy, Inc.	425,504	28,691,735
DTE Energy Co.	116,989	12,213,652
NiSource, Inc.	225,931	5,402,010
Public Service Enterprise Group, Inc.	329,365	16,547,298
SCANA Corp.	95,454	3,584,298
Sempra Energy	166,706	18,541,041

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 29, 2018  |  (Continued)
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Multi-Utilities | 1.0% (Continued)
WEC Energy Group, Inc.	205,744	$12,900,149
Total Multi-Utilities		145,003,608
Multiline Retail | 0.5%
Dollar General Corp.	168,106	15,726,316
Dollar Tree, Inc. (a)	154,469	14,659,108
Kohl's Corp.	111,996	7,336,858
Macy's, Inc.	191,977	5,709,396
Nordstrom, Inc.	77,577	3,755,503
Target Corp.	354,612	24,620,711
Total Multiline Retail		71,807,892
Oil, Gas & Consumable Fuels | 4.9%
Anadarko Petroleum Corp.	356,364	21,527,949
Andeavor	92,346	9,286,314
Apache Corp.	246,696	9,492,862
Cabot Oil & Gas Corp.	299,398	7,179,564
Chevron Corp.	1,247,260	142,237,530
Cimarex Energy Co.	63,309	5,919,391
Concho Resources, Inc. (a)	96,915	14,569,232
ConocoPhillips	765,827	45,405,883
Devon Energy Corp.	341,510	10,856,603
EOG Resources, Inc.	376,962	39,682,790
EQT Corp.	160,672	7,633,527
Exxon Mobil Corp.	2,766,466	206,406,028
Hess Corp.	176,561	8,937,518
Kinder Morgan, Inc.	1,228,257	18,497,550
Marathon Oil Corp.	561,928	9,063,899
Marathon Petroleum Corp.	309,927	22,658,763
Newfield Exploration Co. (a)	136,402	3,330,937
Noble Energy, Inc.	319,918	9,693,515
Occidental Petroleum Corp.	498,708	32,396,072
ONEOK, Inc.	267,172	15,207,430
Phillips 66	274,191	26,300,401
Pioneer Natural Resources Co.	110,889	19,048,512
Range Resources Corp.	162,294	2,359,755
Valero Energy Corp.	283,491	26,299,460
Williams Cos., Inc.	536,017	13,325,383
Total Oil, Gas & Consumable Fuels		727,316,868
Paper & Forest Products | 0.1%
International Paper Co.	267,881	14,312,882
Total Paper & Forest Products		14,312,882
Personal Products | 0.2%
Coty, Inc., Class A	319,559	5,847,930
Estee Lauder Cos., Inc., Class A	146,874	21,989,975
Total Personal Products		27,837,905
Pharmaceuticals | 4.5%
Allergan PLC	215,388	36,247,647
Bristol-Myers Squibb Co.	1,065,756	67,409,067
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Pharmaceuticals | 4.5% (Continued)
Eli Lilly & Co.	629,076	$48,671,610
Johnson & Johnson	1,751,730	224,484,199
Merck & Co., Inc.	1,759,472	95,838,440
Mylan NV (a)	335,534	13,813,935
Nektar Therapeutics (a)	105,069	11,164,632
Perrigo Co. PLC	87,898	7,325,419
Pfizer, Inc.	3,887,053	137,951,511
Zoetis, Inc.	318,231	26,575,471
Total Pharmaceuticals		669,481,931
Professional Services | 0.2%
Equifax, Inc.	78,339	9,229,117
Nielsen Holdings PLC	223,158	7,094,193
Robert Half International, Inc.	82,401	4,770,194
Verisk Analytics, Inc. (a)	100,956	10,499,424
Total Professional Services		31,592,928
Real Estate Investment Trusts (REITs) | 2.6%
Alexandria Real Estate Equities, Inc. (c)	66,235	8,272,089
American Tower Corp.	287,820	41,831,759
Apartment Investment & Management Co., Class A	102,328	4,169,866
AvalonBay Communities, Inc.	89,606	14,736,603
Boston Properties, Inc.	100,294	12,358,227
Crown Castle International Corp.	270,787	29,680,963
Digital Realty Trust, Inc.	133,658	14,084,880
Duke Realty Corp.	229,460	6,076,101
Equinix, Inc.	51,657	21,599,858
Equity Residential	239,028	14,728,905
Essex Property Trust, Inc.	42,945	10,336,003
Extra Space Storage, Inc.	82,553	7,211,830
Federal Realty Investment Trust	47,024	5,459,957
GGP, Inc.	410,634	8,401,572
HCP, Inc.	314,250	7,300,027
Host Hotels & Resorts, Inc.	481,264	8,970,761
Kimco Realty Corp.	281,120	4,048,128
Macerich Co. (c)	72,497	4,061,282
Mid-America Apartment Communities, Inc.	76,283	6,960,061
Prologis, Inc.	347,540	21,891,544
Public Storage	97,687	19,575,498
Realty Income Corp. (c)	189,594	9,807,698
Regency Centers Corp.	95,414	5,627,518
SBA Communications Corp. (a)	75,993	12,988,723
Simon Property Group, Inc.	202,773	31,298,012
SL Green Realty Corp.	58,685	5,682,468
UDR, Inc.	176,982	6,304,099
Ventas, Inc.	230,870	11,434,991
Vornado Realty Trust (c)	114,346	7,695,486
Welltower, Inc.	239,344	13,027,494

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 29, 2018  |  (Continued)
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Real Estate Investment Trusts (REITs) | 2.6% (Continued)
Weyerhaeuser Co.	491,678	$17,208,730
Total Real Estate Investment Trusts (REITs)		392,831,133
Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (a)	187,324	8,845,439
Total Real Estate Management & Development		8,845,439
Road & Rail | 0.9%
CSX Corp.	579,135	32,263,611
JB Hunt Transport Services, Inc.	55,675	6,522,326
Kansas City Southern	66,969	7,356,545
Norfolk Southern Corp.	185,173	25,142,790
Union Pacific Corp.	514,021	69,099,843
Total Road & Rail		140,385,115
Semiconductors & Semiconductor Equipment | 4.1%
Advanced Micro Devices, Inc. (a)(c)	548,479	5,512,214
Analog Devices, Inc.	240,828	21,946,656
Applied Materials, Inc.	686,030	38,150,128
Broadcom Ltd.	267,911	63,133,227
Intel Corp.	3,055,468	159,128,773
KLA-Tencor Corp.	102,031	11,122,399
Lam Research Corp.	106,393	21,614,802
Microchip Technology, Inc.	152,785	13,958,437
Micron Technology, Inc. (a)	755,019	39,366,691
NVIDIA Corp.	395,005	91,479,208
Qorvo, Inc. (a)	84,891	5,980,571
QUALCOMM, Inc.	966,107	53,531,989
Skyworks Solutions, Inc.	119,011	11,932,043
Texas Instruments, Inc.	642,209	66,719,093
Xilinx, Inc.	165,937	11,987,289
Total Semiconductors & Semiconductor Equipment		615,563,520
Software | 5.7%
Activision Blizzard, Inc.	494,927	33,387,775
Adobe Systems, Inc. (a)	320,947	69,350,228
ANSYS, Inc. (a)	54,908	8,603,535
Autodesk, Inc. (a)	143,690	18,044,590
CA, Inc.	208,735	7,076,117
Cadence Design Systems, Inc. (a)	183,433	6,744,831
Citrix Systems, Inc. (a)	83,180	7,719,104
Electronic Arts, Inc. (a)	200,117	24,262,185
Intuit, Inc.	158,670	27,505,444
Microsoft Corp.	5,026,937	458,808,540
Oracle Corp.	1,972,411	90,237,803
Red Hat, Inc. (a)	115,518	17,271,096
salesforce.com, Inc. (a)(c)	447,997	52,102,051
Symantec Corp.	403,362	10,426,908
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Software | 5.7% (Continued)
Synopsys, Inc. (a)	98,215	$8,175,417
Take-Two Interactive Software, Inc. (a)	74,919	7,325,580
Total Software		847,041,204
Specialty Retail | 2.1%
Advance Auto Parts, Inc.	46,396	5,500,246
AutoZone, Inc. (a)	17,717	11,492,841
Best Buy Co., Inc.	165,961	11,615,610
CarMax, Inc. (a)	119,019	7,372,037
Foot Locker, Inc.	76,660	3,491,096
Gap, Inc.	143,297	4,470,866
Home Depot, Inc.	762,153	135,846,151
L Brands, Inc.	164,684	6,292,576
Lowe's Cos., Inc.	541,393	47,507,236
O'Reilly Automotive, Inc. (a)	54,480	13,477,262
Ross Stores, Inc.	249,176	19,430,744
Tiffany & Co.	67,938	6,634,825
TJX Cos., Inc.	412,805	33,668,376
Tractor Supply Co.	83,283	5,248,495
Ulta Salon Cosmetics & Fragrance, Inc. (a)	37,665	7,693,830
Total Specialty Retail		319,742,191
Technology Hardware, Storage & Peripherals | 4.3%
Apple, Inc.	3,312,760	555,814,873
Hewlett Packard Enterprise Co.	1,022,078	17,927,248
HP, Inc.	1,067,906	23,408,499
NetApp, Inc.	174,726	10,778,847
Seagate Technology PLC	185,724	10,868,568
Western Digital Corp.	194,158	17,914,959
Xerox Corp.	142,593	4,103,827
Total Technology Hardware, Storage & Peripherals		640,816,821
Textiles, Apparel & Luxury Goods | 0.7%
Hanesbrands, Inc.	235,045	4,329,529
Michael Kors Holdings Ltd. (a)	98,833	6,135,553
NIKE, Inc., Class B	846,425	56,236,477
PVH Corp.	51,431	7,788,196
Ralph Lauren Corp.	35,345	3,951,571
Tapestry, Inc.	185,109	9,738,585
Under Armour, Inc., Class A (a)	132,321	2,163,448
Under Armour, Inc., Class C (a)(c)	105,511	1,514,083
VF Corp.	213,737	15,842,186
Total Textiles, Apparel & Luxury Goods		107,699,628
Thrifts & Mortgage Finance | 0.0%
People's United Financial, Inc.	220,243	4,109,734
Total Thrifts & Mortgage Finance		4,109,734

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 29, 2018  |  (Continued)
Common Stocks | 98.4% of net assets (Continued)
	Shares	Value
Tobacco | 1.2%
Altria Group, Inc.	1,240,508	$77,308,458
Philip Morris International, Inc.	1,013,832	100,774,901
Total Tobacco		178,083,359
Trading Companies & Distributors | 0.2%
Fastenal Co.	187,692	10,246,106
United Rentals, Inc. (a)	54,997	9,499,632
W.W. Grainger, Inc.	33,311	9,402,696
Total Trading Companies & Distributors		29,148,434
Water Utilities | 0.1%
American Water Works Co., Inc.	116,510	9,568,966
Total Water Utilities		9,568,966
Total Common Stocks
(Cost $9,523,321,105)		14,685,767,405

Short-Term Securities | 1.7% of net assets
	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.58% (b)(d)(e)	55,892,107	$55,892,107
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61% (b)(d)	191,475,987	191,475,987
Total Short-Term Securities
(Cost $247,368,980)		247,368,094
Total Investments
(Cost $9,770,690,085) | 100.1%		14,933,135,499
Liabilities in Excess of Other Assets | (0.1)%		(9,404,883)
Net Assets | 100.0%		$14,923,730,616

(a)	Non-income producing.
(b)	During the period ended March 29, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at March 29, 2018	Value at March 29, 2018	Income	Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	70,033,981	—	(14,141,874)[2]	55,892,107	$55,892,107	$58,169[3]	$(3,880)	$(4,089)
BlackRock Cash Funds: Treasury, SL Agency Shares	164,203,034	27,272,953[4]	—	191,475,987	191,475,987	817,306	—	—
BlackRock, Inc.	73,422	7,367	—	80,789	43,765,017	217,178	—	1,949,571
PNC Financial Services Group, Inc.	285,955	24,993	(3,076)	307,872	46,562,561	214,466	(525)	1,818,244
Total					$337,695,672	$1,307,119	$(4,405)	$3,763,726
[1]	Includes net capital gain distributions, if applicable.
[2]	Represents net shares sold.
[3]	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
[4]	Represents net shares purchased.
(c)	Security, or a portion of security, is on loan.
(d)	7-day yield at March 29, 2018.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 29, 2018  |  (Continued)
Derivative Financial Instruments Outstanding as of Period End - Futures Contracts
Contracts Long	Issue	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1,642	S&P 500 E-Mini Index	June 2018	$216,990	$(5,258,330)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•  Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
•  Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•  Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.
Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the Master Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1] Common Stocks	$14,685,767,405	$—	$—	$14,685,767,405
Short-Term Securities: Money Market Funds	247,368,094	—	—	247,368,094
	$14,933,135,499	$—	$—	$14,933,135,499
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(5,258,330)	$—	$—	$(5,258,330)
[1]	See above Schedule of Investments for values in each industry.

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 29, 2018  |  (Continued)
[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended March 29, 2018, there were no transfers between levels.

Portfolio of Investments
Value Fund  |  March 29, 2018

Common Stocks | 97.4% of portfolio
	Shares	Value
Consumer Discretionary | 4.3%
Auto Components
Adient PLC	100,743	$6,020,402
Cooper Tire & Rubber Co.	364,137	10,669,214
Distributors
Genuine Parts Co.	240,400	21,597,536
LKQ Corp. (a)	223,482	8,481,142
Total Consumer Discretionary		46,768,294
Energy | 9.4%
Energy Equipment & Services
Helmerich & Payne, Inc.	110,000	7,321,600
Oil, Gas & Consumable Fuels
Chevron Corp.	295,000	33,641,800
ConocoPhillips	452,400	26,822,796
Marathon Oil Corp.	663,100	10,695,803
Royal Dutch Shell PLC ADR	353,000	23,132,090
Total Energy		101,614,089
Financials | 16.6%
Banks
Bank of America Corp.	750,200	22,498,498
Citigroup, Inc.	296,000	19,980,000
JPMorgan Chase & Co.	517,600	56,920,472
Wells Fargo & Co.	221,000	11,582,610
Insurance
Allstate Corp.	369,000	34,981,200
American International Group, Inc.	423,298	23,035,877
Chubb Ltd.	85,469	11,689,595
Total Financials		180,688,252
Health Care | 16.4%
Health Care Equipment & Supplies
Abbott Laboratories	399,000	23,908,080
Medtronic PLC	198,465	15,920,862
Life Sciences Tools & Services
Mettler-Toledo International Inc. (a)	45,000	25,876,350
Pharmaceuticals
Bristol-Myers Squibb Co.	719,700	45,521,025
Merck & Co., Inc.	456,000	24,838,320
Pfizer, Inc.	1,107,000	39,287,430
Roche Holding AG ADR	90,000	2,576,250
Total Health Care		177,928,317
Industrials | 13.5%
Airlines
Southwest Airlines Co.	844,100	48,350,048
Auto Components
Johnson Controls International PLC	157,431	5,547,868
Common Stocks | 97.4% of portfolio (Continued)
	Shares	Value
Industrials | 13.5% (Continued)
Industrial Conglomerates
Honeywell International, Inc.	281,100	$40,621,761
Machinery
Parker-Hannifin Corp.	246,400	42,141,792
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	130,500	9,513,450
Total Industrials		146,174,919
Information Technology | 25.2%
Communications Equipment
Cisco Systems, Inc.	1,343,500	57,622,715
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	26,258,715
Internet Software & Services
Alphabet, Inc., Class C (a)	34,000	35,080,860
IT Services
Leidos Holdings Inc.	250,750	16,399,050
Visa, Inc., Class A	356,000	42,584,720
Semiconductors & Semiconductor Equipment
Intel Corp.	1,085,000	56,506,800
Software
Microsoft Corp.	427,000	38,972,290
Total Information Technology		273,425,150
Materials | 11.0%
Chemicals
DowDuPont, Inc.	711,900	45,355,149
Containers & Packaging
Avery Dennison Corp.	520,000	55,250,000
Bemis Co., Inc.	433,600	18,870,272
Total Materials		119,475,421
Telecommunication Services | 1.0%
Diversified Telecommunication Services
Verizon Communications, Inc.	232,000	11,094,240
Total Telecommunication Services		11,094,240
Total Common Stocks
(Cost $536,795,276)		1,057,168,682

Commercial Paper | 2.6% of portfolio
	Face Amount
NiSource, Inc., 2.41%, 04/02/18 (b)	$28,782,000	28,775,591
Total Commercial Paper
(Cost $28,780,081)		28,775,591

Portfolio of Investments  |  Value Fund  |  March 29, 2018  |  (Continued)
Money Market Fund | less than 0.1% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.58% (c)	633	$633
Total Money Market Fund
(Cost $633)		633
Total Investments in Securities
(Cost $565,575,990) | 100.0%		$1,085,944,906
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $28,775,591 and represents 2.6% of total investments.
(c)	7-day yield at March 29, 2018.
PLC - Public Limited Company
ADR - American Depositary Deposit
AG - Aktiengesellschaft
At March 29, 2018, the cost of investment securities for tax purposes was $565,575,990. Net unrealized appreciation of investment securities was $520,368,916 consisting of unrealized gains of $523,124,635 and unrealized losses of $2,755,719.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,057,168,682	$ —	$ —	$1,057,168,682
Commercial Paper	—	28,775,591	—	28,775,591
Money Market Fund	633	—	—	633
Total	$1,057,169,315	$28,775,591	$ —	$1,085,944,906
During the period ended March 29, 2018, there were no transfers between levels.

Portfolio of Investments
Growth Fund  |  March 29, 2018

Common Stocks | 98.1% of portfolio
	Shares	Value
Consumer Discretionary | 20.8%
Automobiles
Tesla Inc. (a)	7,700	$2,049,201
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	25,501	2,008,459
Restaurant Brands International Inc.	15,700	893,644
Yum! Brands, Inc.	13,700	1,166,281
Internet & Direct Marketing Retail
Amazon.com, Inc. (a)	10,559	15,282,463
Booking Holdings, Inc. (a)	4,940	10,277,126
Netflix, Inc. (a)	7,500	2,215,125
Multiline Retail
Dollar General Corp.	33,500	3,133,925
Specialty Retail
Ross Stores, Inc.	30,500	2,378,390
Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	9,200	611,248
Total Consumer Discretionary		40,015,862
Consumer Staples | 1.6%
Tobacco
Philip Morris International, Inc.	31,835	3,164,399
Total Consumer Staples		3,164,399
Financials | 5.4%
Capital Markets
Charles Schwab Corp.	46,510	2,428,752
Morgan Stanley	45,755	2,468,940
TD Ameritrade Holding Corp.	28,850	1,708,785
Diversified Financial Services
Intercontinental Exchange, Inc.	34,100	2,472,932
Insurance
Willis Towers Watson PLC	8,720	1,327,097
Total Financials		10,406,506
Health Care | 18.7%
Biotechnology
Alexion Pharmaceuticals, Inc. (a)	12,070	1,345,322
Alnylam Pharmaceuticals, Inc (a)	9,968	1,187,189
Biogen Inc. (a)	2,409	659,633
Incyte Corp. (a)	8,900	741,637
Vertex Pharmaceuticals, Inc. (a)	21,235	3,460,880
Health Care Equipment & Supplies
Becton, Dickinson & Co.	19,433	4,211,131
Danaher Corp.	11,700	1,145,547
Intuitive Surgical, Inc. (a)	9,331	3,852,117
Stryker Corp.	18,533	2,982,330
Health Care Providers & Services
Anthem, Inc.	10,466	2,299,380
Cigna Corp.	26,776	4,491,406
HCA Healthcare, Inc.	16,895	1,638,815
Humana, Inc.	5,406	1,453,295
UnitedHealth Group, Inc.	24,600	5,264,400
Common Stocks | 98.1% of portfolio (Continued)
	Shares	Value
Health Care | 18.7% (Continued)
Pharmaceuticals
Merck & Co., Inc.	25,400	$1,383,538
Total Health Care		36,116,620
Industrials | 8.3%
Aerospace & Defense
Boeing Co.	29,157	9,559,997
Spirit AeroSystem Holdings, Inc., Class A	10,199	853,657
Airlines
American Airlines Group, Inc.	36,149	1,878,302
Commercial Services & Supplies
Waste Connections, Inc.	24,150	1,732,521
Machinery
Fortive Corp.	12,300	953,496
Road & Rail
Kansas City Southern	8,958	984,036
Total Industrials		15,962,009
Information Technology | 40.1%
Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)	26,300	4,827,102
Alphabet, Inc., Class A (a)	7,750	8,037,835
Alphabet, Inc., Class C (a)	4,350	4,488,286
Dropbox, Inc., Class A (a)	1,916	59,875
Facebook, Inc., Class A (a)	46,434	7,419,689
Shopify Inc., Class A (a)	4,989	621,580
Tencent Holdings Ltd. ADR	44,400	2,366,076
IT Services
Global Payments Inc.	18,277	2,038,251
PayPal Holdings, Inc. (a)	43,200	3,277,584
Visa, Inc., Class A	70,400	8,421,248
Semiconductors & Semiconductor Equipment
ASML Holding NV ADR	4,300	853,808
Broadcom Ltd.	4,100	966,165
Maxim Integrated Products, Inc.	18,681	1,124,970
Xilinx, Inc.	12,534	905,456
Software
Activision Blizzard, Inc.	14,600	984,916
Electronic Arts, Inc. (a)	10,100	1,224,524
Intuit, Inc.	18,278	3,168,491
Microsoft Corp.	115,900	10,578,193
Red Hat, Inc. (a)	20,876	3,121,171
salesforce.com, Inc. (a)	29,800	3,465,740
ServiceNow, Inc. (a)	10,289	1,702,315
Snap Inc., Class A (a)	23,400	371,358
VMware, Inc., Class A (a)	18,175	2,204,082
Workday, Inc., Class A (a)	9,600	1,220,256

Portfolio of Investments  |  Growth Fund  |  March 29, 2018  |  (Continued)
Common Stocks | 98.1% of portfolio (Continued)
	Shares	Value
Information Technology | 40.1% (Continued)
Technology Hardware, Storage & Peripherals
Apple, Inc.	22,800	$3,825,384
Total Information Technology		77,274,355
Real Estate | 1.2%
Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	21,900	2,400,459
Total Real Estate		2,400,459
Telecommunication Services | 0.7%
Wireless Telecommunication Services
T-Mobile US, Inc. (a)	22,500	1,373,400
Total Telecommunication Services		1,373,400
Utilities | 1.3%
Multi-Utilities
Sempra Energy	14,434	1,605,350
Common Stocks | 98.1% of portfolio (Continued)
	Shares	Value
Utilities | 1.3% (Continued)
Water Utilities
American Water Works Co., Inc.	10,600	$870,578
Total Utilities		2,475,928
Total Common Stocks
(Cost $129,427,268)		189,189,538

Money Market Fund | 1.9% of portfolio

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.58% (b)	3,697,855	3,697,855
Total Money Market Fund
(Cost $3,697,855)		3,697,855
Total Investments in Securities
(Cost $133,125,123) | 100.0%		$192,887,393

(a)	Non-income producing.
(b)	7-day yield at March 29, 2018.
PLC - Public Limited Company
ADR - American Depositary Deposit
NV - Naamloze Vennottschap
At March 29, 2018, the cost of investment securities for tax purposes was $133,250,180. Net unrealized appreciation of investment securities was $59,637,213 consisting of unrealized gains of $61,512,742 and unrealized losses of $1,875,529.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$189,189,538	$ —	$ —	$189,189,538
Money Market Fund	3,697,855	—	—	3,697,855
Total	$192,887,393	$ —	$ —	$192,887,393
During the period ended March 29, 2018, there were no transfers between levels.

Portfolio of Investments
Small-Company Stock Fund  |  March 29, 2018

Common Stocks | 99.1% of portfolio
	Shares	Value
Consumer Discretionary | 10.6%
Auto Components
Cooper Tire & Rubber Co.	661,605	$19,385,027
Distributors
Core-Mark Holding Company, Inc.	739,592	15,723,726
Hotels, Restaurants & Leisure
BJ’s Restaurants, Inc.	657,427	29,518,472
Cracker Barrel Old Country Store, Inc.	210,209	33,465,273
Textiles, Apparel & Luxury Goods
G-III Apparel Group, Ltd. (a)	685,252	25,820,295
Total Consumer Discretionary		123,912,793
Energy | 0.6%
Energy Equipment & Services
Select Energy Services, Inc., Class A-2 (a)(b)	517,657	6,532,831
Total Energy		6,532,831
Financials | 21.4%
Banks
FB Financial Corp. (a)	161,577	6,558,410
Glacier Bancorp, Inc.	629,000	24,141,020
Metropolitan Bank Holding Corp. (a)	200,000	8,422,000
National Bankshares, Inc. (Virginia) (c)	415,717	18,728,051
State Bank Financial Corp.	1,231,700	36,963,317
Texas Capital Bancshares, Inc. (a)	533,417	47,954,188
Consumer Finance
Encore Capital Group, Inc. (a)	1,236,289	55,880,263
Insurance
Kinsale Capital Group, Inc.	656,980	33,722,783
National General Holdings Corp.	691,963	16,821,621
Total Financials		249,191,653
Health Care | 3.0%
Health Care Equipment & Supplies
STERIS PLC	342,112	31,939,576
Life Sciences Tools & Services
NanoString Technologies, Inc. (a)	395,418	2,969,589
Total Health Care		34,909,165
Industrials | 43.0%
Aerospace & Defense
BWX Technologies, Inc.	626,200	39,782,486
Triumph Group, Inc.	737,800	18,592,560
Air Freight & Logistics
Radiant Logistics, Inc. (a)	1,444,100	5,588,667
Building Products
NCI Building Systems, Inc. (a)	1,181,831	20,918,409
Commercial Services & Supplies
Interface, Inc.	6,224	156,845
Common Stocks | 99.1% of portfolio (Continued)
	Shares	Value
Industrials | 43.0% (Continued)
Construction & Engineering
Comfort Systems USA, Inc.	50,994	$2,103,503
Dycom Industries, Inc. (a)	985,299	106,047,731
Orion Group Holdings, Inc. (a)(c)	1,853,794	12,216,502
Primoris Services Corp.	1,102,400	27,537,952
Industrial Conglomerates
Carlisle Companies Inc.	125,600	13,113,896
Machinery
Manitowoc Co., Inc. (The) (a)	189,850	5,403,131
NN, Inc.	1,348,200	32,356,800
Standex International Corp.	328,244	31,298,065
Welbilt, Inc. (a)	759,400	14,770,330
Road & Rail
Covenant Transportation Group, Inc., Class A (a)	605,200	18,053,116
Knight-Swift Transportation Holdings Inc.	1,107,732	50,966,749
Werner Enterprises, Inc.	1,304,181	47,602,607
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	738,374	53,827,465
Total Industrials		500,336,814
Information Technology | 10.8%
Electronic Equipment, Instruments & Components
Belden Inc.	337,585	23,273,110
Internet Software & Services
comScore, Inc. (a)	753,000	18,124,710
j2 Global, Inc	92,196	7,276,108
IT Services
Cass Information Systems, Inc.	246,195	14,651,064
Computer Services, Inc.	585,362	26,253,486
ManTech International Corp., Class A	325,082	18,032,299
Software
Descartes Systems Group Inc. (The) (a)	628,898	17,955,038
Total Information Technology		125,565,815
Materials | 8.9%
Chemicals
PolyOne Corp.	1,024,246	43,550,940
Westlake Chemical Corp.	111,400	12,382,110
Construction Materials
Summit Materials, Inc., Class A (a)	1,140,829	34,544,302
Containers & Packaging
Myers Industries, Inc.	633,639	13,401,465
Total Materials		103,878,817

Portfolio of Investments  |  Small-Company Stock Fund  |  March 29, 2018  |  (Continued)
Common Stocks | 99.1% of portfolio (Continued)
	Shares	Value
Real Estate | 0.8%
Real Estate Investment Trusts (REITs)
QTS Realty Trust Inc., Class A	260,436	$9,432,992
Total Real Estate		9,432,992
Total Common Stocks
(Cost $755,623,577)		1,153,760,880

Commercial Paper | 0.9% of portfolio
	Face Amount
NiSource, Inc., 2.41%, 04/02/18 (b)	$10,469,000	10,466,669
Total Commercial Paper
(Cost $10,468,302)		10,466,669

Money Market Fund | less than 0.1% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.58% (d)	278	$278
Total Money Market Fund
(Cost $278)		278
Total Investments in Securities
(Cost $766,092,157) | 100.0%		$1,164,227,827

(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $16,999,500 and represents 1.5% of total investments.
(c)	During the period ended March 29, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Persons	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at March 29, 2018	Value at March 29, 2018	Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
National Bankshares, Inc. (Virginia)	415,717	—	—	415,717	$18,728,051	$—	$—	$(166,287)
Orion Group Holdings, Inc.	1,853,794	—	—	1,853,794	12,216,502	—	—	(2,298,705)
Total					$30,944,553	$0	$0	$(2,464,992)
(d)	7-day yield at March 29, 2018.
PLC - Public Limited Company
At March 29, 2018, the cost of investment securities for tax purposes was $766,092,157. Net unrealized appreciation of investment securities was $398,135,670 consisting of unrealized gains of $441,779,515 and unrealized losses of $43,643,845.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Small-Company Stock Fund  |  March 29, 2018  |  (Continued)
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,147,228,049	$6,532,831	$ —	$1,153,760,880
Commercial Paper	—	10,466,669	—	10,466,669
Money Market Fund	278	—	—	278
Total	$1,147,228,327	$16,999,500	$ —	$1,164,227,827
During the period ended March 29, 2018, there were no transfers between levels.

Portfolio of Investments
International Equity Fund  |  March 29, 2018

Common Stocks | 95.4% of portfolio
	Shares	Value
Australia | 1.1%
CSL Ltd.	6,657	$802,025
Total Australia		802,025
Britain | 10.5%
BBA Aviation PLC	135,900	611,912
HSBC Holdings PLC	120,906	1,135,393
RoyalDutch Shell PLC, Class B	76,816	2,471,820
Shire PLC	28,000	1,393,555
Unilever PLC	27,707	1,536,701
WPP PLC	51,480	818,102
Total Britain		7,967,483
Canada | 1.9%
Canadian National Railway Co.	19,500	1,426,035
Total Canada		1,426,035
China | 1.3%
Baidu, Inc. ADR (a)	2,520	562,439
Weibo Corp. ADR (a)	3,632	434,169
Total China		996,608
Denmark | 1.1%
Novozymes A/S Class B	15,400	801,728
Total Denmark		801,728
France | 11.6%
Air Liquide SA	14,187	1,740,993
Dassault Systèmes SA	26,650	3,624,224
L’Oréal SA	9,013	2,035,663
LVMH Moët Hennessy—Louis Vuitton SE	4,368	1,346,100
Total France		8,746,980
Germany | 17.7%
Allianz SE REG	12,953	2,928,118
Bayer AG REG	23,270	2,623,313
Bayerische Motoren Werke AG	12,244	1,331,776
Fresenius Medical Care AG & Co. KGaA	10,664	1,089,143
FUCHS PETROLUB SE	4,127	210,462
Infineon Technologies AG	48,300	1,298,943
Linde AG	6,001	1,268,066
SAP SE ADR	15,550	1,635,238
Symrise AG	12,336	993,288
Total Germany		13,378,347
Hong Kong | 4.6%
AIA Group Ltd.	405,400	3,465,633
Total Hong Kong		3,465,633
Common Stocks | 95.4% of portfolio (Continued)
	Shares	Value
India | 0.4%
HDFC Bank Ltd. ADR	1,990	$196,552
ICICI Bank Ltd. ADR	16,680	147,618
Total India		344,170
Israel | 2.8%
Check Point Software Technologies Ltd. (a)	21,300	2,115,942
Total Israel		2,115,942
Italy | 1.2%
Tenaris, SA ADR	26,300	911,821
Total Italy		911,821
Japan | 18.5%
Daito Trust Construction Co., Ltd.	4,000	681,068
FANUC Corp.	11,000	2,830,884
JGC Corp.	45,200	984,120
Keyence Corp.	3,700	2,311,234
Kubota Corp.	57,900	1,020,639
M3, Inc.	58,700	2,697,141
MonotaRO Co., Ltd.	24,400	863,564
Park24 Co., Ltd.	31,200	851,368
Sysmex Corp.	19,700	1,789,979
Total Japan		14,029,997
Mexico | 0.5%
Grupo Financiero Banorte SAB de CV	58,300	353,584
Total Mexico		353,584
Republic of South Korea | 0.3%
Samsung Electronics Co., Ltd. GDR	228	263,738
Total Republic of South Korea		263,738
Singapore | 3.1%
DBS Group Holdings Ltd.	110,800	2,340,356
Total Singapore		2,340,356
South Africa | 1.5%
Aspen Pharmacare Holdings Ltd.	11,000	241,358
Naspers Ltd., Class N	3,040	743,927
Sasol Ltd.	4,100	139,876
Total South Africa		1,125,161
Spain | 3.0%
Banco Bilboa Vizcaya Argentaria SA	242,876	1,923,472

Portfolio of Investments  |  International Equity Fund  |  March 29, 2018  |  (Continued)
Common Stocks | 95.4% of portfolio (Continued)
	Shares	Value
Spain | 3.0% (Continued)
Grifols, SA	11,740	$332,839
Total Spain		2,256,311
Sweden | 4.2%
Alfa Laval AB	37,900	898,156
Atlas Copco AB, Class A	32,088	1,393,638
Skandinaviska Enskilda Banken AB, Class A	85,289	896,072
Total Sweden		3,187,866
Switzerland | 6.8%
Nestlé SA REG	32,016	2,530,592
Roche Holding AG REG	7,322	1,679,645
Sonova Holding AG	5,909	939,429
Total Switzerland		5,149,666
Taiwan | 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,200	883,952
Total Taiwan		883,952
Turkey | 0.3%
Türkiye Garanti Bankasi ADR AS	81,100	230,324
Total Turkey		230,324
United States of America | 1.8%
Schlumberger Ltd.	21,140	1,369,449
Total United States of America		1,369,449
Total Common Stocks
(Cost $55,534,122)		72,147,176

Preferred Stocks | 2.6% of portfolio
	Shares	Value
Brazil | 0.7%
Itaú Unibanco Holding SA ADR, Class A	31,820	$496,392
Total Brazil		496,392
Germany | 0.6%
FUCHS PETROLUB SE	9,089	493,393
Total Germany		493,393
Republic of South Korea | 0.8%
Samsung Electronics Co., Ltd. REG GDR	618	589,833
Total Republic of South Korea		589,833
Spain | 0.5%
Grifols, SA ADR	18,600	394,320
Total Spain		394,320
Total Preferred Stocks
(Cost $1,157,467)		1,973,938

Money Market Fund | 2.0% of portfolio

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.58% (b)	1,529,057	1,529,057
Total Money Market Fund
(Cost $1,529,057)		1,529,057
Total Investments in Securities
(Cost $58,220,646) | 100.0%		$75,650,171

(a)	Non-income producing.
(b)	7-day yield at March 29, 2018.
PLC - Public Limited Company
ADR - American Depositary Deposit
A/S - Aktieselskab
SA - Sociedad Anonima or Societe Anonyme
SE - Societas Europaea
REG - Registered Shares
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
GDR - Global Depositary Receipt
AB - Aktiebolag
AS - Anonim Sirket

Portfolio of Investments  |  International Equity Fund  |  March 29, 2018  |  (Continued)
At March 29, 2018, the cost of investment securities for tax purposes was $58,225,066. Net unrealized appreciation of investment securities was $17,425,105 consisting of unrealized gains of $18,344,532 and unrealized losses of $919,427.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$10,530,861	$61,616,315	$ —	$72,147,176
Preferred Stocks	1,973,938	—	—	1,973,938
Money Market Fund	1,529,057	—	—	1,529,057
Total	$14,033,856	$61,616,315	$ —	$75,650,171
During the period ended March 29, 2018, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)

Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOMESTEAD FUNDS, INC.

By:	/s/ James D. Matheson
James D. Matheson
President, Chief Executive Officer and Director

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Matheson
James D. Matheson
President, Chief Executive Officer and Director

Date: May 29, 2018

By:	/s/ Amy M. DiMauro
Amy M. DiMauro
Treasurer

Date: May 29, 2018